(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
INTERMEDIATE BOND
FUND - INSTITUTIONAL CLASS
SEMIANNUAL REPORT
MAY 31, 1998
CONTENTS


PRESIDENT'S MESSAGE   3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE           4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK             7   THE MANAGER'S REVIEW OF FUND
                          PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES    10  A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                          INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS           11  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                          WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS  19  STATEMENTS OF ASSETS AND LIABILITIES,
                          OPERATIONS, AND CHANGES IN NET ASSETS,
                          AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                 28  NOTES TO THE FINANCIAL STATEMENTS.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
While low interest rates and subdued inflation provided support for stock and bond markets in the U.S. during the first five months of 1998, concerns about continuing economic and political difficulties in Asia colored their performance. The stock market reached record heights due to stronger-than-expected corporate earnings, but retreated at times when concerns surfaced about how the Asian volatility would affect business prospects. The bond market benefited from these retreats, as investors sought alternatives offering lower volatility.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR INTERMEDIATE BOND FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 1998                     PAST 6  PAST 1  PAST 5  PAST 10
                                               MONTHS  YEAR    YEARS   YEARS

FIDELITY ADV INT BOND - INST CL                3.59%   8.46%   33.70%  121.09%

LB INT GOVT/CORP BOND                          3.64%   8.84%   35.78%  123.06%

SHORT-INTERMEDIATE INVESTMENT GRADE DEBT       3.23%   7.56%   31.14%  108.71%
 FUNDS AVERAGE


CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Lehman Brothers Intermediate Government/Corporate Bond Index - a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and 10 years. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the short-intermediate investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 98 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1998                 PAST 1  PAST 5  PAST 10
                                           YEAR    YEARS   YEARS

FIDELITY ADV INT BOND - INST CL            8.46%   5.98%   8.26%

LB INT GOVT/CORP BOND                      8.84%   6.31%   8.35%

SHORT-INTERMEDIATE INVESTMENT GRADE DEBT   7.56%   5.56%   7.62%
 FUNDS AVERAGE

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.
$10,000 OVER 10 YEARS
             FA Intermed Bond -CL I      LB Intermediate Govt/Corp
             00087                       LB007
  1988/05/31      10000.00                    10000.00
  1988/06/30      10185.05                    10159.38
  1988/07/31      10174.39                    10137.81
  1988/08/31      10203.19                    10153.03
  1988/09/30      10391.63                    10329.16
  1988/10/31      10530.89                    10469.51
  1988/11/30      10465.87                    10380.17
  1988/12/31      10475.49                    10389.31
  1989/01/31      10589.47                    10498.44
  1989/02/28      10564.39                    10455.04
  1989/03/31      10606.14                    10500.22
  1989/04/30      10784.55                    10710.10
  1989/05/31      10987.37                    10922.77
  1989/06/30      11255.07                    11198.13
  1989/07/31      11493.18                    11428.06
  1989/08/31      11337.96                    11280.36
  1989/09/30      11391.49                    11333.65
  1989/10/31      11629.17                    11573.23
  1989/11/30      11724.82                    11683.88
  1989/12/31      11744.15                    11715.86
  1990/01/31      11627.35                    11640.74
  1990/02/28      11665.59                    11683.12
  1990/03/31      11649.28                    11698.35
  1990/04/30      11573.96                    11657.74
  1990/05/31      11848.86                    11508.01
  1990/06/30      12007.28                    12073.45
  1990/07/31      12167.59                    12240.95
  1990/08/31      12066.01                    12190.70
  1990/09/30      12155.21                    12284.85
  1990/10/31      12269.76                    12427.48
  1990/11/30      12482.15                    12179.78
  1990/12/31      12673.40                    12788.62
  1991/01/31      12767.62                    12918.31
  1991/02/28      12870.01                    13021.60
  1991/03/31      12951.55                    13110.17
  1991/04/30      13096.00                    13253.05
  1991/05/31      13165.86                    13334.52
  1991/06/30      13169.82                    13343.91
  1991/07/31      13317.94                    13492.63
  1991/08/31      13597.54                    13750.22
  1991/09/30      13850.10                    13986.75
  1991/10/31      14013.98                    14146.38
  1991/11/30      14148.06                    14308.81
  1991/12/31      14594.39                    14658.27
  1992/01/31      14407.64                    14525.54
  1992/02/29      14445.01                    14582.90
  1992/03/31      14393.02                    14525.54
  1992/04/30      14473.90                    14653.20
  1992/05/31      14738.41                    14880.34
  1992/06/30      14946.24                    15100.63
  1992/07/31      15298.02                    15400.86
  1992/08/31      15439.46                    15554.91
  1992/09/30      15636.15                    15766.06
  1992/10/31      15409.05                    15561.51
  1992/11/30      15451.74                    15502.37
  1992/12/31      15662.06                    15709.97
  1993/01/31      15992.21                    16015.53
  1993/02/28      16299.75                    16268.05
  1993/03/31      16410.32                    16332.77
  1993/04/30      16516.58                    16464.23
  1993/05/31      16536.16                    16427.68
  1993/06/30      16870.05                    16685.53
  1993/07/31      17025.41                    16726.39
  1993/08/31      17408.58                    16991.60
  1993/09/30      17465.02                    17062.15
  1993/10/31      17565.11                    17107.83
  1993/11/30      17486.95                    17012.41
  1993/12/31      17554.44                    17090.32
  1994/01/31      17746.31                    17280.16
  1994/02/28      17391.76                    17024.59
  1994/03/31      17060.66                    16743.65
  1994/04/30      17018.36                    16629.70
  1994/05/31      16973.81                    16640.86
  1994/06/30      16975.90                    16643.15
  1994/07/31      17140.81                    16882.72
  1994/08/31      17142.78                    16935.51
  1994/09/30      17063.38                    16779.69
  1994/10/31      17067.12                    16777.40
  1994/11/30      17119.86                    16701.27
  1994/12/31      17193.13                    16760.40
  1995/01/31      17383.14                    17042.86
  1995/02/28      17584.44                    17396.39
  1995/03/31      17695.00                    17495.88
  1995/04/30      17856.07                    17711.85
  1995/05/31      18313.24                    18247.34
  1995/06/30      18425.35                    18369.67
  1995/07/31      18420.60                    18372.21
  1995/08/31      18573.55                    18539.45
  1995/09/30      18691.73                    18673.71
  1995/10/31      18902.05                    18881.81
  1995/11/30      19128.44                    19130.02
  1995/12/31      19343.05                    19330.51
  1996/01/31      19489.52                    19497.25
  1996/02/29      19271.80                    19268.33
  1996/03/31      19183.33                    19169.10
  1996/04/30      19108.69                    19101.34
  1996/05/31      19070.76                    19086.87
  1996/06/30      19267.97                    19289.65
  1996/07/31      19323.10                    19347.00
  1996/08/31      19341.79                    19362.23
  1996/09/30      19596.09                    19632.01
  1996/10/31      19909.35                    19978.94
  1996/11/30      20161.64                    20242.37
  1996/12/31      20059.15                    20112.68
  1997/01/31      20128.39                    20190.85
  1997/02/28      20150.14                    20229.42
  1997/03/31      20029.33                    20089.84
  1997/04/30      20253.45                    20325.86
  1997/05/31      20384.25                    20494.63
  1997/06/30      20569.66                    20681.67
  1997/07/31      20951.00                    21102.45
  1997/08/31      20875.62                    20996.37
  1997/09/30      21114.95                    21240.51
  1997/10/31      21299.38                    21475.78
  1997/11/30      21343.22                    21523.23
  1997/12/31      21510.26                    21695.30
  1998/01/31      21776.55                    21979.54
  1998/02/28      21770.76                    21962.79
  1998/03/31      21857.00                    22033.35
  1998/04/30      21939.88                    22143.75
  1998/05/29      22108.62                    22306.17
IMATRL PRASUN   SHR__CHT 19980531 19980605 163913 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Bond Fund - Institutional Class on May 31, 1988. As the chart shows, by May 31, 1998, the value of the investment would have grown to $22,109 - a 121.09% increase on the initial investment. For comparison, look at how the Lehman Brothers Intermediate Government/Corporate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,306 - a 123.06% increase.
UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL
DO TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF INTEREST
RATES. IN TURN, THE SHARE PRICE,
RETURN AND YIELD OF A FUND THAT
INVESTS IN BONDS WILL VARY. THAT
MEANS IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN
RIDE OUT THE MARKET'S UPS AND
DOWNS, YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
                 SIX MONTHS          YEARS ENDED NOVEMBER 30,
                 ENDED
                 MAY 31,

                 1998           1997    1996    1995    1994    1993

DIVIDEND RETURN  2.93%          6.33%   6.79%   6.86%   5.87%   8.28%

CAPITAL RETURN   0.66%          -0.47%  -1.39%  4.87%   -7.97%  4.89%

TOTAL RETURN     3.59%          5.86%   5.40%   11.73%  -2.10%  13.17%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested.
DIVIDENDS AND YIELD
PERIODS ENDED MAY 31, 1998   PAST 1       PAST 6        PAST 1
                             MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE          5.16(CENTS)  30.51(CENTS)  61.95(CENTS)

ANNUALIZED DIVIDEND RATE     5.72%        5.76%         5.86%

30-DAY ANNUALIZED YIELD      5.55%        -             -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average net asset value of $10.62 over the past one month, $10.63 over the past six months and $10.58 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
A lack of inflationary pressure
resulted in a relatively favorable
investing climate for bonds during
the six months that ended May 31,
1998. The Lehman Brothers
Aggregate Bond Index - a broad
gauge of the U.S. taxable
investment-grade bond market -
returned 4.09% during this period.
Global volatility and historically low
interest rates were the main stories
in late 1997. As financial problems
in Asia came to a head, wary stock
investors sought investments
offering lower volatility - helping
the U.S. bond market. The
Lehman Brothers Corporate Bond
Index returned 4.48% for the six
months. Corporate bonds benefited
from continued economic growth
and demand for yield, although they
faltered somewhat in January 1998
when investors feared a slowdown
in demand in Asia would eat into
corporate earnings.
Mortgage-backed bonds
performed well during the period, as
relative interest-rate stability
generally cancelled out increased
mortgage prepayment activity
caused by low interest-rate levels.
The Lehman Brothers
Mortgage-Backed Securities Index
generated a six-month return of
3.83%. Two factors buoyed the
bond market late in the period. First,
data from the first quarter of 1998
indicated continued strong
economic growth and benign
inflation in the U.S. Second,
renewed fears of economic and
political dislocation in Asia attracted
investors to the bond market -
especially to U.S. Treasuries, which
are perceived as safe havens in
times of uncertainty. However,
corporate bonds underperformed in
May due to fears that companies
would experience earnings
slowdowns because of problems
in Asia.
An interview with Kevin Grant, Portfolio Manager of Advisor
Intermediate Bond Fund
Q. HOW DID THE FUND PERFORM, KEVIN?
A. The fund's returns were broadly in line with the intermediate-term bond market. For the six months that ended May 31, 1998, the Fund's Institutional Class shares had a total return of 3.59%. This compares with the 3.64% return of the Lehman Brothers Intermediate Government/Corporate Bond Index and the 3.23% return of the short-intermediate investment grade debt funds average tracked by Lipper Analytical Services over the same period. For the 12 months that ended May 31, 1998, the fund's Institutional Class shares had a total return of 8.46%, while the Lehman Brothers index returned 8.84% and the return of the Lipper average was 7.56%.
Q. WHAT ROLE DOES THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX PLAY IN THE MANAGEMENT OF THE FUND?
A. The Lehman Brothers Government/Corporate Bond Index contains most U.S. government and investment-grade corporate bonds with maturities of one to 10 years. As such, it represents the overall intermediate government/corporate market. It does not include mortgage-backed securities. I make my investment decisions based on the relative value of the various sectors and securities within this market, and include mortgage-backed securities in my decision-making. If I believe a sector of the market is cheaper than other sectors, I will overweight that sector relative to the market as represented by the fund's benchmark index. If I believe the sector is especially cheap, I will be even more aggressive in my overweighting. If I don't have a particularly strong view one way or the other, I'll market-weight the sector. Additionally, I don't market-time the fund. That is, I don't change the overall interest-rate sensitivity of the fund in anticipation of changes in interest rates. Instead, I manage the fund to maintain similar overall interest-rate risk to the index.
Q. WERE THERE ANY STRATEGIES THAT HELPED PERFORMANCE DURING THE
PERIOD?
A. The fund owned some mortgage-backed securities that posted decent returns. The Lehman Brothers index does not include any mortgage securities, so any investments in mortgages will result in an overweighting in that sector. In the summer of 1997, we at Fidelity decided that the then-current prices of mortgage-backed securities did not reflect the risk that homeowners might refinance mortgages to take advantage of falling interest rates. As a result, I sold most of my mortgage-related investments, retaining only seasoned mortgages - or mortgages that were 10 years or older and had relatively little prepayment risk - the risk that they might be refinanced. Prepayment can be a negative for investors in mortgage-backed securities, because it disrupts their income stream and may force them to reinvest the proceeds in securities offering lower current yield. When interest rates experienced dramatic declines in December 1997 and early January 1998, investors in the mortgage market feared potential prepayments so the prices of mortgage securities fell. At that point, I dedicated an additional 10% of portfolio investments to mortgage securities that had become attractively priced. I saw two major benefits. First, when I buy a bond that has cheapened, I get a yield pickup versus what I had sold, Treasuries in this case. Remember, bond yields move in the opposite direction of bond prices. Second, I expected that the market would recover, figuring I would eventually have the opportunity for price appreciation. At the close of the six-month period, the fund had 19.4% of portfolio investments in mortgage-backed securities. About 10% were in core, seasoned holdings that carried little prepayment risk. The remaining were in newer mortgages in which I invested opportunistically because of cheaper prices. This strategy has helped fund performance.
Q. IN ADDITION TO THE EMPHASIS ON MORTGAGES, WERE THERE ANY OTHER NOTABLE STRATEGIES DURING THE SIX-MONTH PERIOD?
A. I emphasized corporate bonds because they offered a yield advantage over Treasuries and carried relatively little credit risk in this environment. At the close of the fiscal period, about 46% of investment assets were in corporate bonds, including asset-backed securities such as credit-card receivables. This has been a good environment for corporate debt holders. In general, corporate America has been de-leveraging - or reducing its debt - in an era of cost control and consolidation.
Q. WERE THERE ANY DISAPPOINTMENTS?
A. The relative value approach I use to manage the fund works best when conditions are changing and misvaluations - or incorrect market prices for some securities - occur. Over this period, the opportunity to take advantage of misvaluations did not arise because of the unusually stable interest-rate environment.
Q. WHAT IS YOUR OUTLOOK?
A. My outlook is quite good for the bond market. The favorable conditions of the past three to four years should continue. The U.S. government surplus, the de-leveraging of Corporate America and low inflation combine to create a very good environment for bondholders. The negative effects of the Asian crisis tend to be specific to a few industries that I am avoiding.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

KEVIN GRANT ON THE EFFECTS OF
THE ASIAN FINANCIAL CRISIS ON
THE ECONOMY AND BOND
MARKET IN THE UNITED STATES:
"The real story of the global
financial markets since December
1, 1997, has been Asia and its
effects on other economies.
Essentially, a large part of the
world's gross domestic product has
been shrinking as the Asian
economies, including China, have
imploded. This has happened even
as the U.S. economy has remained
healthy, with strong employment.
Ordinarily, this strength would
create inflationary pressure, which
in turn could cause interest rates to
rise. However, the coincidence of the
Asian economic implosion has
been a powerful offset to
inflationary pressures within the
United States, for two basic reasons.
First, demand for American products
in Asia is shrinking, thereby
reducing overall demand and cost
pressures. Second, the goods that
we import from Asia now are
cheaper.
"As a result, Asia has taken the
wind out of inflation. This
environment of strong economic
growth but low inflation and falling
interest rates is very unusual. We
haven't seen anything like it since
the 1940s.
"The primary negative impact of
Asia on the U.S. economy has been
in some selected industries such as
energy, capital equipment and
semiconductors, as well as exporters
such as paper and timber companies
- areas I've avoided. On the other
hand, the effects of Asia have been
positive on retail-related industries
and on any corporations or individuals
looking to borrow money because
they've been able to borrow at lower
interest rates."
FUND FACTS
GOAL: seeks to provide a high
current income by investing in
investment-grade debt securities
START DATE: February 2, 1984
SIZE: as of May 31, 1998,
more than $487 million
MANAGER: Kevin Grant, since
1995; joined Fidelity in 1993
(checkmark)
INVESTMENT CHANGES


QUALITY DIVERSIFICATION AS OF MAY 31, 1998
(MOODY'S RATINGS)  %   % OF FUND'S INVESTMENTS
                   O   6 MONTHS AGO
                   F
                   F
                   U
                   N
                   D
                   '
                   S
                   I
                   N
                   V
                   E
                   S
                   T
                   M
                   E
                   N
                   T
                   S

AAA                5   59.1
                   7
                   .
                   5

AA                 7   10.0
                   .
                   5

A                  2   22.3
                   0
                   .
                   6

BAA                1   5.9
                   0
                   .
                   9

BA                 1   0.0
                   .
                   0

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. SECURITIES RATED AS "BA" OR BELOW WERE RATED INVESTMENT GRADE BY OTHER NATIONALLY RECOGNIZED RATING
AGENCIES OR ASSIGNED AN INVESTMENT GRADE RATING AT THE TIME OF
ACQUISITION BY FIDELITY.
AVERAGE YEARS TO MATURITY AS OF MAY 31, 1998
                                                 6 MONTHS AGO

YEARS  6.0                                       5.9

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF MAY 31, 1998
                                                 6 MONTHS AGO

YEARS  3.4                                       3.3

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF MAY 31, 1998* AS OF NOVEMBER 30, 1997 **

CORPORATE BONDS 45.8%
U.S. GOVERNMENT
AND AGENCY
OBLIGATIONS 25.9%
MORTGAGE-BACKED
SECURITIES 19.4%
FOREIGN GOVERNMENT
OBLIGATIONS 3.7%
OTHER 2.7%
SHORT-TERM
INVESTMENTS 2.5%
CORPORATE BONDS 42.7%
U.S. GOVERNMENT
AND AGENCY
OBLIGATIONS 29.7%
MORTGAGE-BACKED
SECURITIES 16.4%
FOREIGN GOVERNMENT
OBLIGATIONS 4.8%
OTHER 3.7%
SHORT-TERM
INVESTMENTS 2.7%
ROW: 1, COL: 1, VALUE: 2.5
ROW: 1, COL: 2, VALUE: 2.7
ROW: 1, COL: 3, VALUE: 3.7
ROW: 1, COL: 4, VALUE: 32.7
ROW: 1, COL: 5, VALUE: 25.9
ROW: 1, COL: 6, VALUE: 32.5
ROW: 1, COL: 1, VALUE: 2.7
ROW: 1, COL: 2, VALUE: 3.7
ROW: 1, COL: 3, VALUE: 4.8
ROW: 1, COL: 4, VALUE: 16.4
ROW: 1, COL: 5, VALUE: 29.7
ROW: 1, COL: 6, VALUE: 42.7
* FOREIGN
 INVESTMENTS 12.0%
** FOREIGN
 INVESTMENTS 12.0%
INVESTMENTS MAY 31, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


NONCONVERTIBLE BONDS - 45.8%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
BASIC INDUSTRIES - 1.6%
CHEMICALS & PLASTICS - 0.6%
Methanex Corp. yankee 8 7/8%, 11/15/01   $ 2,790,000 $ 2,910,389
PACKAGING & CONTAINERS - 1.0%
Owens Illinois, Inc.:
 7.15%, 5/15/05    1,500,000  1,507,500
 7.35%, 5/15/08    1,450,000  1,457,975
 7.80%, 5/15/18    1,750,000  1,785,000
  4,750,475
TOTAL BASIC INDUSTRIES   7,660,864
CONSTRUCTION & REAL ESTATE - 0.1%
REAL ESTATE INVESTMENT TRUSTS - 0.1%
Centerpoint Properties Trust 6 3/4%, 4/1/05    640,000  637,830
FINANCE - 31.4%
ASSET-BACKED SECURITIES - 13.5%
Aesop Funding II LLC 6.22%, 10/20/01 (b)     8,000,000  8,037,500
Arcadia Automobile Receivables Trust
6 1/2%, 6/17/02     5,000,000  5,032,813
Capital Equipment Receivables Trust 6.11%, 7/15/99   7,292,186
7,315,010
Chase Manhattan Corp. 5 1/2%, 2/15/01    600,000  593,004
Chase Manhattan Grantor Trust:
 6.61%, 9/15/02     1,935,676  1,952,311
 6.76%, 9/15/02    725,878  732,116
Chevy Chase Auto Receivables Trust:
 6.60%, 12/15/02    654,979  660,094
 5.90%, 7/15/03    1,884,025  1,883,142
Citibank Credit Card Master Trust I     10,000,000  10,070,313
Contimortgage Home Equity Loan Trust
6.26%, 7/15/12     5,000,000  5,003,100
Ford Credit Auto Owner Trust:
 6.40%, 5/15/02    1,460,000  1,472,235
 6.40%, 12/15/02    590,000  589,658
Ford Credit Grantor Trust 5.90%, 10/15/00    1,288,833  1,289,639
KeyCorp Auto Grantor Trust 5.80%, 7/15/00    46,331  46,322
Key Plastics, Inc. 10 1/4%, 3/15/07    1,760,000  1,765,087
MBNA Master Credit Card Trust II Class A
6.55%, 1/15/07    10,000,000  10,286,200
PNC Student Loan Trust I 6.314%, 1/25/01    5,000,000  5,031,500
SCFC Recreational Vehicle Loan Trust
7 1/4%, 9/15/06    261,838  261,184
Sears Credit Account Master Trust II
6 1/2%, 10/15/03    3,400,000  3,422,304
  65,443,532
NONCONVERTIBLE BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
FINANCE - CONTINUED
BANKS - 9.1%
ABN Amro Bank NV (Chicago) 6 5/8%, 10/31/01  $ 2,750,000 $ 2,793,533
Banc One Corp. 6.70%, 3/24/00    1,900,000  1,921,375
Bank of Boston 6.38%, 8/11/00    2,620,000  2,645,283
Banponce Financial Corp.:
 6.69%, 9/21/00    2,250,000  2,275,178
 6 3/4%, 8/9/01    3,850,000  3,904,285
Capital One Bank 7.35%, 6/20/00    5,000,000  5,107,950
Kansallis-Osake-Pankki (NY Branch) 10%, 5/1/02    650,000  733,493
Nationsbank Corp. 8 1/8%, 6/15/02    3,000,000  3,209,340
Provident Bank (Cincinnati, Ohio)
6 1/8%, 12/15/00    5,000,000  5,001,150
Skandinaviska Enskilda Banken yankee
8.45%, 5/15/02    4,600,000  4,941,780
Star Banc Corp. 6.8%, 5/1/99    2,400,000  2,420,640
Union Planters National Bank (Tenn.)
6.81%, 8/20/01    1,500,000  1,527,720
U.S. Bancorp 7 1/2%, 6/1/26    2,000,000  2,223,360
Wachovia Corp. 6.605%, 10/1/25    5,000,000  5,159,250
  43,864,337
CREDIT & OTHER FINANCE - 6.5%
Associates Corp. of North America 6 1/2%, 9/9/98   5,000,000
5,012,400
Chrysler Financial Corp. 6 3/8%, 1/28/00    2,580,000  2,596,641
Deere (John) Capital Corp. 9 5/8%, 11/1/98    2,500,000  2,536,725
Ford Motor Credit Co. 7 3/4%, 11/15/02    100,000  106,076
General Electric Capital Corp. 6.94%, 4/13/09 (a)   2,530,000
2,550,164
General Motors Acceptance Corp. 6.65%, 5/24/00   2,000,000  2,024,620
Morgan Guaranty Trust Co.
5 3/4%, 10/8/99     10,000,000  9,967,900
RBSG Capital Corp. 10 1/8%, 3/1/04    1,500,000  1,768,395
Sears, Roebuck Acceptance Corp. 6.15%, 11/15/05   5,000,000  5,036,900
  31,599,821
INSURANCE - 2.1%
Protective Life Corp. 7.95%, 7/1/04    1,000,000  1,075,690
SunAmerica, Inc. 6.20%, 10/31/99    9,300,000  9,315,903
  10,391,593
NONCONVERTIBLE BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
FINANCE - CONTINUED
SAVINGS & LOANS - 0.2%
Long Island Savings Bank 6.20%, 4/2/01   $ 900,000 $ 899,856
TOTAL FINANCE   152,199,139
INDUSTRIAL MACHINERY & EQUIPMENT - 1.3%
POLLUTION CONTROL - 1.3%
WMX Technologies, Inc. 7.10%, 8/1/26    6,000,000  6,236,340
MEDIA & LEISURE - 1.0%
BROADCASTING - 1.0%
TCI Communications, Inc. 8 3/4%, 8/1/15    4,000,000  4,693,960
NONDURABLES - 1.3%
TOBACCO - 1.3%
Philip Morris Companies, Inc. 6.95%, 6/1/06    6,000,000  6,174,360
RETAIL & WHOLESALE - 0.4%
GENERAL MERCHANDISE STORES - 0.4%
Penney (J.C.) Co., Inc. 6.95%, 4/1/00    1,800,000  1,831,248
TECHNOLOGY - 2.5%
COMPUTER SERVICES & SOFTWARE - 1.0%
First Data Corp. 6 5/8%, 4/1/03    5,000,000  5,094,950
ELECTRONICS - 1.5%
Motorola, Inc. 6 1/2%, 9/1/25    2,000,000  2,062,700
Texas Instruments, Inc. 6 7/8%, 7/15/00    5,000,000  5,092,050
  7,154,750
TOTAL TECHNOLOGY   12,249,700
UTILITIES - 6.2%
CELLULAR - 1.0%
AirTouch Communications, Inc. 6.35%, 6/1/05    5,000,000  4,997,200
ELECTRIC UTILITY - 3.6%
Avon Energy Partners Holdings:
 7.05%, 12/11/07 (b)    5,000,000  5,189,100
 6.46%, 3/4/08 (b)    2,000,000  1,985,420
British Columbia Hydro & Power Authority yankee
12 1/2%, 1/15/14    940,000  1,010,979
NONCONVERTIBLE BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
UTILITIES - CONTINUED
ELECTRIC UTILITY - CONTINUED
DR Investment yankee 7.10%, 5/15/02 (b)    $ 5,000,000 $ 5,125,938
Israel Electric Corp. Ltd. 7 3/4%, 12/15/27 (b)     3,840,000
3,925,210
Virginia Electric & Power Co. 1st & ref. mtg.,
7 3/8%, 7/1/02    150,000  156,845
  17,393,492
TELEPHONE SERVICES - 1.6%
Cable & Wireless Communications PLC
6 3/8%, 3/6/03    2,090,000  2,092,696
Teleport Communications Group, Inc.
11 1/8%, 7/1/07 (a)    1,800,000  1,552,500
WorldCom, Inc. 7 3/4%, 4/1/07     4,000,000  4,320,600
  7,965,796
TOTAL UTILITIES   30,356,488
TOTAL NONCONVERTIBLE BONDS
(Cost $217,543,093)   222,039,929
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 25.9%
U.S. TREASURY OBLIGATIONS - 17.2%
12 3/4%, 11/15/10 (callable)    2,498,000  3,543,638
7 7/8%, 8/15/01    1,595,000  1,699,664
6 3/8%, 9/30/01    76,500,000  78,233,490
TOTAL U.S. TREASURY OBLIGATIONS   83,476,792
U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.7%
Farm Credit System Financial Assistance Corporation
9 3/8%, 7/21/03    1,800,000  2,080,116
Federal Home Loan Bank:
 7.31%, 6/16/04    3,830,000  4,109,475
 7.38%, 8/5/04    1,930,000  2,080,173
 7.70%, 9/20/04    1,250,000  1,371,088
Fannie Mae:
 6.15%, 1/13/00    1,100,000  1,107,733
 6.72%, 8/1/05    2,230,000  2,335,568
Freddie Mac:
 5.035%, 4/28/03    15,000,000  14,920,500
 8.115%, 1/31/05    5,460,000  6,127,157
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
Government Trust Certificates (assets of Trust guaranteed
by U.S. Government through Defense Security
Assistance Agency) Class 2-E, 9.40%, 5/15/02   $ 784,950 $ 831,592
Guaranteed Export Trust Certificates (assets of Trust
guaranteed by U.S. Government through
 Export-Import Bank):
   Series 1994-A, 7.12%, 4/15/06    302,078  315,702
   Series 1994-C, 6.61%, 9/15/99    40,609  40,776
U.S. Department of Housing and Urban Development
Government guaranteed participation certificates:
  Series 1995-A, 8.24%, 8/1/04    1,030,000  1,151,489
  Series 1996-A, 6.92%, 8/1/04    5,360,000  5,631,538
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS   42,102,907
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $124,611,182)   125,579,699
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 14.2%
FANNIE MAE - 8.7%
5 1/2%, 5/1/03 to 5/1/26   $ 3,663,579 $ 3,593,258
6%, 5/1/01 to 4/1/13    26,795,227  26,490,118
6 1/2%, 10/1/27 to 4/1/28     6,005,943  5,970,268
9 1/2%, 2/1/25    3,110,538  3,357,390
10%, 1/1/20     85,033  93,669
10 1/2%, 7/1/11 to 8/1/20    434,874  484,762
11%, 8/1/15     1,974,470  2,195,669
12 1/2%, 2/1/11 to 4/1/15    96,662  113,557
   42,298,691
FREDDIE MAC - 1.1%
5 1/2%, 12/1/02 to 6/1/03     1,973,408  1,936,979
7%, 11/1/00 to 7/1/01     2,263,772  2,290,539
9 1/2%, 1/1/17     14,870  15,940
10%, 4/1/05 to 8/1/10    359,764  384,091
10 1/4%, 12/1/09     35,744  38,789
10 1/2%, 5/1/21    676,553  744,513
11%, 12/1/11    36,388  40,678
11 1/2%, 10/1/15    117,664  132,629
11 3/4%, 10/1/10    40,057  44,919
  5,629,077
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 4.4%
7%, 11/1/22 to 11/1/27   $ 4,796,729 $ 4,881,203
8%, 2/1/02 to 6/1/25    3,697,225  3,812,064
8 1/2%, 4/1/17 to 12/1/21    647,035  687,581
9%, 5/1/16 to 4/1/18    2,901,000  3,138,833
10%, 11/1/09 to 1/1/26    3,609,363  3,992,427
11%, 12/1/09 to 10/1/20    979,985  1,081,193
11 1/2%, 1/1/13 to 2/1/19    3,082,087  3,501,196
   21,094,497
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $70,399,574)   69,022,265
U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS - 2.6%
Freddie Mac:
planned amortization class:
 Series 1645 Class ZA, 5 1/2%, 4/15/05    11,453,091  11,345,716
 sequential pay Series 1838 Class A,
 6 1/2%, 12/15/02    1,024,880  1,024,079
TOTAL U.S. GOVERNMENT AGENCY -
COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $12,142,244)   12,369,795
COMMERCIAL MORTGAGE SECURITIES - 2.6%
BKB Commercial Mortgage Trust Series 1997-C1
Class B, 7.218%, 2/25/43 (b)(c)    3,207,565  3,201,551
CBM Funding Corp. sequential pay Series 1996-1
Class A-1, 7.55%, 7/1/99    88,992  89,979
CS First Boston Mortgage Securities Corp.
Series 1995-WF1 Class A-2, 6.648%, 12/21/27   5,000,000  5,015,625
Equitable Life Assurance Society of the United States
(The) Series 1996-1 Class C1,
7.52%, 5/15/06 (b)    1,000,000  1,059,780
Thirteen Affiliates of General Growth Properties, Inc.
sequential pay Series A-2,
6.602%, 11/15/12 (b)    2,500,000  2,553,350
Wells Fargo Capital Markets Apartment Financing
Trust 6.56%,12/29/05 (b)    935,450  952,073
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $12,700,677)   12,872,358
FOREIGN GOVERNMENT OBLIGATIONS - 3.7%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
Alberta Province yankee 9 1/4%, 4/1/00   $ 2,200,000 $ 2,322,607
Canadian Government 6 1/8%, 7/15/02    5,000,000  5,059,000
Manitoba Province yankee 6 7/8%, 9/15/02    5,000,000  5,150,650
Quebec Province yankee 6.86%, 4/15/26 (a)    5,000,000  5,215,750
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $17,263,284)   17,748,007
SUPRANATIONAL OBLIGATIONS - 2.2%
Inter American Development Bank yankee
6.29%, 7/16/27
(Cost $9,937,100)    10,000,000  10,444,000
CERTIFICATES OF DEPOSIT - 0.5%
Canadian Imperial Bank of Commerce
NY Branch yankee 6.20%, 8/1/00
(Cost $2,503,750)    2,500,000  2,511,750
CASH EQUIVALENTS - 2.5%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.54%, dated
5/29/98 due 6/1/98   $ 12,105,590  12,100,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $479,200,904)  $ 484,687,803
LEGEND
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $31,829,921 or 6.5% of net assets.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 83.9% AAA, AA, A 83.3%
Baa 10.9% BBB  8.9%
Ba 1.0% BB  1.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government.
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States   87.8%
Canada   5.0
United Kingdom   2.6
Multi-National    2.2
Sweden    1.0
Others (individually less than 1%)   1.4
TOTAL  100.0%
INCOME TAX INFORMATION
At May 31, 1998, the aggregate cost of investment securities for income tax purposes was $479,200,904. Net unrealized appreciation aggregated $5,486,899, of which $6,405,981 related to appreciated investment securities and $919,082 related to depreciated investment securities.
At November 30, 1997, the fund had a capital loss carryforward of approximately $15,259,000 of which $2,841,000, $1,035,000, $134,000,
$9,840,000 and $1,409,000 will expire on November 30, 1998, 1999,
2002, 2004 and 2005, respectively.
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                              MAY 31, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                 $ 484,687,803
AGREEMENTS OF $12,100,000) (COST $479,200,904) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                      314

RECEIVABLE FOR INVESTMENTS SOLD                                           8,260,306

RECEIVABLE FOR FUND SHARES SOLD                                           880,119

INTEREST RECEIVABLE                                                       5,511,206

PREPAID EXPENSES                                                          6,064

 TOTAL ASSETS                                                             499,345,812

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                           $ 9,980,756

PAYABLE FOR FUND SHARES REDEEMED                             1,337,913

DISTRIBUTIONS PAYABLE                                        569,012

ACCRUED MANAGEMENT FEE                                       175,384

DISTRIBUTION FEES PAYABLE                                    79,041

OTHER PAYABLES AND ACCRUED EXPENSES                          131,447

 TOTAL LIABILITIES                                                        12,273,553

NET ASSETS                                                               $ 487,072,259

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                          $ 497,065,667

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                          (1,795,502)

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                     (13,684,805)
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                 5,486,899

NET ASSETS                                                               $ 487,072,259


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 MAY 31, 1998 (UNAUDITED)

CALCULATION OF MAXIMUM OFFERING PRICE                            $10.63
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($6,961,871 (DIVIDED BY) 655,054 SHARES)

MAXIMUM OFFERING PRICE PER SHARE                                 $11.04
(100/96.25 OF $10.63)

CLASS T:                                                         $10.63
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($276,826,733 (DIVIDED BY) 26,040,177 SHARES)

MAXIMUM OFFERING PRICE PER SHARE                                 $10.93
(100/97.25 OF $10.63)

CLASS B:                                                         $10.62
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($26,497,208 (DIVIDED BY) 2,494,459 SHARES) A

CLASS C:                                                         $10.62
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($2,538,931 (DIVIDED BY) 238,994 SHARES) A

INSTITUTIONAL CLASS:                                             $10.64
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($174,247,516 (DIVIDED BY) 16,379,689 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                                          SIX MONTHS ENDED MAY 31, 1998 (UNAUDITED)

INVESTMENT INCOME                                                      $ 15,692,026
INTEREST

EXPENSES

MANAGEMENT FEE                                            $ 1,053,736

TRANSFER AGENT FEES                                        468,629

DISTRIBUTION FEES                                          464,130

ACCOUNTING FEES AND EXPENSES                               98,883

NON-INTERESTED TRUSTEES' COMPENSATION                      906

CUSTODIAN FEES AND EXPENSES                                17,653

REGISTRATION FEES                                          51,041

AUDIT                                                      21,093

LEGAL                                                      1,104

INTEREST                                                   699

MISCELLANEOUS                                              2,607

 TOTAL EXPENSES BEFORE REDUCTIONS                          2,180,481

 EXPENSE REDUCTIONS                                        (30,446)     2,150,035

NET INVESTMENT INCOME                                                   13,541,991

REALIZED AND UNREALIZED GAIN (LOSS)                                     1,659,607
NET REALIZED GAIN (LOSS) ON INVESTMENT SECURITIES

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON                 1,325,839
INVESTMENT SECURITIES

NET GAIN (LOSS)                                                         2,985,446

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                        $ 16,527,437
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
                                                           SIX MONTHS ENDED   YEAR ENDED
                                                           MAY 31, 1998       NOVEMBER 30,
                                                           (UNAUDITED)        1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                 $ 13,541,991       $ 28,868,748
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                   1,659,607          (1,459,900)

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)       1,325,839          (1,414,423)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            16,527,437         25,994,425
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME    (13,338,472)       (28,478,083)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)                1,406,755          (8,667,273)

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   4,595,720          (11,150,931)

NET ASSETS

 BEGINNING OF PERIOD                                        482,476,539        493,627,470

 END OF PERIOD (INCLUDING DISTRIBUTIONS IN EXCESS OF NET   $ 487,072,259      $ 482,476,539
INVESTMENT INCOME OF $1,795,502 AND
$1,999,021, RESPECTIVELY)




FINANCIAL HIGHLIGHTS CLASS A
                                                       SIX MONTHS ENDED       YEARS ENDED
                                                       MAY 31, 1998           NOVEMBER 30,

                                                       (UNAUDITED)        1997          1996 E
SELECTED PER-SHARE DATA D

NET ASSET VALUE, BEGINNING OF PERIOD                   $ 10.560           $ 10.590      $ 10.350

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                  .292              .615          .159

 NET REALIZED AND UNREALIZED GAIN (LOSS)                .071              (.023)        .235

 TOTAL FROM INVESTMENT OPERATIONS                       .363              .592          .394

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                             (.293)            (.622)        (.154)

NET ASSET VALUE, END OF PERIOD                         $ 10.630           $ 10.560      $ 10.590

TOTAL RETURN B, C                                       3.47%             5.81%         3.83%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                $ 6,962            $ 3,819       $ 687

RATIO OF EXPENSES TO AVERAGE NET ASSETS                 .90% A, F         .90% F        .90% A, F

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS    5.56% A           5.93%         6.45% A

PORTFOLIO TURNOVER RATE                                 192% A            138%          200%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).


FINANCIAL HIGHLIGHTS - CLASS T
                              SIX MONTHS ENDED   YEARS ENDED NOVEMBER 30,
                              MAY 31, 1998

                              (UNAUDITED)        1997       1996       1995       1994       1993
SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 10.560           $ 10.610   $ 10.760   $ 10.260   $ 11.140   $ 10.640
BEGINNING OF PERIOD

INCOME FROM INVEST-
MENT OPERATIONS

 NET INVESTMENT                .294 D            .625 D     .671 D     .649       .609       .785
 INCOME

 NET REALIZED AND              .065              (.058)     (.147)     .491       (.876)     .511
 UNREALIZED
 GAIN (LOSS)

 TOTAL FROM INVEST-            .359              .567       .524       1.140      (.267)     1.296
 MENT OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT           (.289)            (.617)     (.674)     (.640)     (.555)     (.796)
 INCOME

 IN EXCESS OF NET              -                 -          -          -          (.058)     -
 INVESTMENT INCOME

 TOTAL DISTRIBUTIONS           (.289)            (.617)     (.674)     (.640)     (.613)     (.796)

NET ASSET VALUE, END          $ 10.630           $ 10.560   $ 10.610   $ 10.760   $ 10.260   $ 11.140
OF PERIOD

TOTAL RETURN B, C              3.43%             5.56%      5.10%      11.43%     (2.44)%    12.50%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END               $ 276,827          $ 278,869  $ 262,103  $ 228,439  $ 141,866  $ 59,184
OF PERIOD
(000 OMITTED)

RATIO OF EXPENSES TO           .96% A            .96%       .97%       .94% E     1.02% E    1.23%
AVERAGE NET ASSETS

RATIO OF EXPENSES TO           .96% A            .96%       .96% F     .94%       1.02%      1.23%
AVERAGE NET ASSETS
AFTER EXPENSE
REDUCTIONS

RATIO OF NET INVESTMENT        5.54% A           5.97%      6.38%      6.20%      6.04%      6.81%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE        192% A            138%       200%       189%       68%        59%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.


FINANCIAL HIGHLIGHTS - CLASS B
                                 SIX MONTHS ENDED   YEARS ENDED NOVEMBER 30,
                                 MAY 31, 1998

                                 (UNAUDITED)        1997      1996     1995      1994 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING       $ 10.540           $ 10.590  $ 10.750  $ 10.250  $ 10.430
OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME            .256 D            .551 D    .597 D    .579      .204

 NET REALIZED AND UNREALIZED      .077              (.057)    (.153)    .483      (.178)
 GAIN (LOSS)

 TOTAL FROM INVESTMENT            .333              .494      .444      1.062     .026
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME       (.253)            (.544)    (.604)    (.562)    (.187)

 IN EXCESS OF NET INTEREST        -                 -         -         -         (.019)
 INCOME

 TOTAL DISTRIBUTIONS              (.253)            (.544)    (.604)    (.562)    (.206)

NET ASSET VALUE, END OF PERIOD   $ 10.620           $ 10.540  $ 10.590  $ 10.750  $ 10.250

TOTAL RETURN B, C                 3.19%             4.83%     4.32%     10.62%    0.24%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD        $ 26,497           $ 22,201  $ 18,972  $ 15,830  $ 3,156
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE      1.65% A, F        1.65% F   1.66% F   1.70% F   1.65% A, F
NET ASSETS

RATIO OF NET INVESTMENT INCOME    4.85% A           5.27%     5.69%     5.44%     5.42% A
TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE           192% A            138%      200%      189%      68%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1994.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).


FINANCIAL HIGHLIGHTS - CLASS C
                                                                   SIX MONTHS ENDED   YEAR ENDED
                                                                   MAY 31, 1998       NOVEMBER 30,

                                                                   (UNAUDITED)        1997 E
SELECTED PER-SHARE DATA D

NET ASSET VALUE, BEGINNING OF PERIOD                               $ 10.560           $ 10.570

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                              .247              .031

 NET REALIZED AND UNREALIZED GAIN (LOSS)                            .061              (.005)

 TOTAL FROM INVESTMENT OPERATIONS                                   .308              .026

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                         (.248)            (.036)

NET ASSET VALUE, END OF PERIOD                                     $ 10.620           $ 10.560

TOTAL RETURN B, C                                                   2.94%             0.25%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                            $ 2,539            $ 160

RATIO OF EXPENSES TO AVERAGE NET ASSETS                             1.75% A, F        1.75% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS    1.75% A           1.73% A, G

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                4.78% A           4.42% A

PORTFOLIO TURNOVER RATE                                             192% A            138%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).


FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                              SIX MONTHS ENDED                 YEARS ENDED NOVEMBER 30,
                              MAY 31, 1998

                              (UNAUDITED)        1997       1996       1995       1994        1993
SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 10.570           $ 10.620   $ 10.770   $ 10.270   $ 11.160   $ 10.640
BEGINNING OF PERIOD

INCOME FROM INVEST-
MENT OPERATIONS

 NET INTEREST INCOME           .309  D           .658  D    .705  D    .671       .602       .832

 NET REALIZED AND              .066              (.060)     (.151)     .499       (.833)     .531
 UNREALIZED
 GAIN (LOSS)

 TOTAL FROM INVEST-            .375              .598       .554       1.170      (.231)     1.363
 MENT OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INTEREST             (.305)            (.648)     (.704)     (.670)     (.597)     (.843)
 INCOME

 IN EXCESS OF NET              -                 -          -          -          (.062)     -
 INTEREST INCOME

 TOTAL DISTRIBUTIONS           (.305)            (.648)     (.704)     (.670)     (.659)     (.843)

NET ASSET VALUE, END          $ 10.640           $ 10.570   $ 10.620   $ 10.770   $ 10.270   $ 11.160
OF PERIOD

TOTAL RETURN B,  C             3.59%             5.86%      5.40%      11.73%     (2.10)%    13.17%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END               $ 174,248          $ 177,427  $ 211,866  $ 208,861  $ 172,122  $ 183,790
OF PERIOD
(000 OMITTED)

RATIO OF EXPENSES TO           .67% A            .67%       .66%       .67% E     .61%       .64%
AVERAGE NET ASSETS

RATIO OF NET INTEREST          5.83% A           6.27%      6.69%      6.47%      6.45%      7.41%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE        192% A            138%       200%       189%       68%        59%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Intermediate Bond Fund(the fund) is a fund of Fidelity Advisor Series IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class C and shares of Class C for distribution under federal and state securities law. These expenses are amortized over one year.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, futures and options transactions, market discount, capital loss carryforwards and losses deferred due to futures and options and wash sales.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
2. OPERATING POLICIES - CONTINUED
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $427,732,402 and $422,794,190, respectively, of which U.S. government and government agency obligations aggregated $314,812,080 and $305,701,986, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .44% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:
CLASS A    .25%

CLASS T    .50%

CLASS B    .90%*

CLASS C    1.00%**

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A
SHAREHOLDER SERVICE FEE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:
                      PAID TO     RETAINED BY
                      FDC         FDC

CLASS A               $  3,894    $ -

CLASS T                348,295      17,367

CLASS B                105,281      79,049

CLASS C                  6,660       6,660

                     $ 464,130   $ 103,076

Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the
Plans:
CLASS A                $1,873

CLASS T                22,758

CLASS B                8,720

CLASS C                1,879

INSTITUTIONAL CLASS    -

SALES LOAD. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within three years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 3% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks, and other financial institutions.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
For the period, sales charge amounts paid to and retained by FDC were as follows:
                PAID TO   RETAINED BY
                FDC       FDC

CLASS A        $ 24,317   $ 15,077

CLASS T          36,573     18,035

CLASS B          50,417     50,417*

CLASS C             487        487*

              $ 111,794  $ 84,016

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
  BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:
                       AMOUNT     % OF
                                  AVERAGE
                                  NET ASSETS*

CLASS A                $ 6,728    .26%

CLASS T                 288,638   .20%

CLASS B                 30,578    .26%

CLASS C                 2,400     .36%

INSTITUTIONAL CLASS     140,285   .16%

                       $ 468,629

* ANNUALIZED
ACCOUNTING FEES. Fidelity Service Company Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:
                      FMR          REIMBURSEMENT
                      EXPENSE
                      LIMITATIONS

CLASS A               .90%         $ 5,706

CLASS T               1.00%         -

CLASS B               1.65%         9,938

CLASS C               1.75%         14,520

INSTITUTIONAL CLASS   .75%          -

                                   $ 30,164

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $282 under the custodian arrangement.
6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                            SIX MONTHS ENDED   YEAR ENDED
                            MAY 31,            NOVEMBER 30,

                            1998               1997 A

FROM NET INVESTMENT INCOME

CLASS A                     $ 141,634          $ 122,899

CLASS T                      7,581,212          15,434,281

CLASS B                      550,178            1,017,603

CLASS C                      31,479             312

INSTITUTIONAL CLASS          5,033,969          11,902,988

TOTAL                       $ 13,338,472       $ 28,478,083

A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                         DOLLARS

                                SIX MONTHS      YEAR ENDED     SIX MONTHS      YEAR ENDED
                                 ENDED MAY 31,  NOVEMBER 30,    ENDED MAY 31,  NOVEMBER 30,

                                1998            1997 A         1998            1997 A



CLASS A                          383,631         455,670       $ 4,071,878     $ 4,761,173
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    11,664          10,671         123,856         111,981

SHARES REDEEMED                  (101,991)       (169,434)      (1,083,467)     (1,767,583)

NET INCREASE (DECREASE)          293,304         296,907       $ 3,112,267     $ 3,105,571

CLASS T                          6,310,723       13,128,368    $ 67,075,482    $ 137,559,201
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    649,512         1,340,839      6,903,159       14,043,998

SHARES REDEEMED                  (7,328,549)     (12,764,354)   (77,872,308)    (133,637,535)

NET INCREASE (DECREASE)          (368,314)       1,704,853     $ (3,893,667)   $ 17,965,664

CLASS B                          1,141,243       1,113,298     $ 12,124,781    $ 11,661,677
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    41,292          76,151         438,387         796,683

SHARES REDEEMED                  (793,644)       (874,566)      (8,424,810)     (9,166,397)

NET INCREASE (DECREASE)          388,891         314,883       $ 4,138,358     $ 3,291,963

CLASS C                          232,493         15,175        $ 2,468,334     $ 160,441
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    2,644           16             28,072          167

SHARES REDEEMED                  (11,334)        -              (120,313)       -

NET INCREASE (DECREASE)          223,803         15,191        $ 2,376,093     $ 160,608

INSTITUTIONAL CLASS              3,139,075       5,646,676     $ 33,381,103    $ 59,206,035
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    192,211         477,520        2,043,198       5,003,755

SHARES REDEEMED                  (3,742,449)     (9,287,961)    (39,750,597)    (97,400,869)

NET INCREASE (DECREASE)          (411,163)       (3,163,765)   $ (4,326,296)   $ (33,191,079)


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                      REGISTRATION
                      FEES

CLASS A               $ 5,706

CLASS T                12,915

CLASS B                8,807

CLASS C                13,679

INSTITUTIONAL CLASS    9,934

                      $ 51,041

9. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balance during the period for which the loan was outstanding amounted to $4,328,000. The weighted average interest rate was 5.8125%.




INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.)
Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Kevin E. Grant, Vice President
Eric D. Roiter, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
Bank of New York
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
INTERMEDIATE BOND
FUND - CLASS A, CLASS T, CLASS B
AND CLASS C
SEMIANNUAL REPORT
MAY 31, 1998
CONTENTS


PRESIDENT'S MESSAGE   3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE           4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK             21   THE MANAGER'S REVIEW OF FUND
                           PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES    24   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                           INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS           25   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                           WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS  33   STATEMENTS OF ASSETS AND LIABILITIES,
                           OPERATIONS, AND CHANGES IN NET ASSETS,
                           AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                 42   NOTES TO THE FINANCIAL STATEMENTS.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
While low interest rates and subdued inflation provided support for stock and bond markets in the U.S. during the first five months of 1998, concerns about continuing economic and political difficulties in Asia colored their performance. The stock market reached record heights due to stronger-than-expected corporate earnings, but retreated at times when concerns surfaced about how the Asian volatility would affect business prospects. The bond market benefited from these retreats, as investors sought alternatives offering lower volatility.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR INTERMEDIATE BOND FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee that is reflected in returns after September 3, 1996. Returns between September 10, 1992 (the date Class T shares were first offered) and September 3, 1996 are those of Class T and reflect Class T's 0.25% 12b-1 fee. Returns prior to September 10, 1992 are those of the Institutional Class, the original class of the fund which does not bear a 12b-1 fee. Had Class A's 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 1998                PAST 6   PAST 1   PAST 5   PAST 10
                                          MONTHS   YEAR     YEARS    YEARS

FIDELITY ADV INT BOND - CL A              3.47%    8.32%    31.48%   116.72%

FIDELITY ADV INT BOND - CL A              -0.41%   4.26%    26.55%   108.60%
 (INCL. 3.75% SALES CHARGE)

LB INT GOVT/CORP BOND                     3.64%    8.84%    35.78%   123.06%

SHORT-INTERMEDIATE INVESTMENT GRADE       3.23%    7.56%    31.14%   108.71%
 DEBT FUNDS AVERAGE


CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Lehman Brothers Intermediate Government/Corporate Bond Index - a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and 10 years. To measure how Class A's performance stacked up against its peers, you can compare it to the short-intermediate investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 98 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1998    PAST 1  PAST 5  PAST 10
                              YEAR    YEARS   YEARS

FIDELITY ADV INT BOND - CL A  8.32%   5.63%   8.04%

FIDELITY ADV INT BOND - CL A  4.26%   4.82%   7.63%
 (INCL. 3.75% SALES CHARGE)

LB INT GOV/CORP BOND          8.84%   6.31%   8.35%

SHORT-INTERMEDIATE INVESTMENT GRADE       7.56%  5.56%  7.62%
 DEBT FUNDS AVERAGE

AVERAGE ANNUAL TOTAL RETURNS take Class A 's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.
$10,000 OVER 10 YEARS
             FA Intermed Bond -CL A      LB Intermediate Govt/Corp
             00261                       LB007
  1988/05/31       9625.00                    10000.00
  1988/06/30       9803.11                    10159.38
  1988/07/31       9792.85                    10137.81
  1988/08/31       9820.57                    10153.03
  1988/09/30      10001.95                    10329.16
  1988/10/31      10135.99                    10469.51
  1988/11/30      10073.40                    10380.17
  1988/12/31      10082.66                    10389.31
  1989/01/31      10192.37                    10498.44
  1989/02/28      10168.23                    10455.04
  1989/03/31      10208.41                    10500.22
  1989/04/30      10380.13                    10710.10
  1989/05/31      10575.34                    10922.77
  1989/06/30      10833.01                    11198.13
  1989/07/31      11062.19                    11428.06
  1989/08/31      10912.79                    11280.36
  1989/09/30      10964.31                    11333.65
  1989/10/31      11193.08                    11573.23
  1989/11/30      11285.14                    11683.88
  1989/12/31      11303.75                    11715.86
  1990/01/31      11191.32                    11640.74
  1990/02/28      11228.13                    11683.12
  1990/03/31      11212.43                    11698.35
  1990/04/30      11139.94                    11657.74
  1990/05/31      11404.53                    11508.01
  1990/06/30      11557.00                    12073.45
  1990/07/31      11711.30                    12240.95
  1990/08/31      11613.54                    12190.70
  1990/09/30      11699.39                    12284.85
  1990/10/31      11809.64                    12427.48
  1990/11/30      12014.07                    12179.78
  1990/12/31      12198.15                    12788.62
  1991/01/31      12288.83                    12918.31
  1991/02/28      12387.38                    13021.60
  1991/03/31      12465.86                    13110.17
  1991/04/30      12604.90                    13253.05
  1991/05/31      12672.14                    13334.52
  1991/06/30      12675.96                    13343.91
  1991/07/31      12818.52                    13492.63
  1991/08/31      13087.63                    13750.22
  1991/09/30      13330.72                    13986.75
  1991/10/31      13488.46                    14146.38
  1991/11/30      13617.51                    14308.81
  1991/12/31      14047.10                    14658.27
  1992/01/31      13867.35                    14525.54
  1992/02/29      13903.32                    14582.90
  1992/03/31      13853.28                    14525.54
  1992/04/30      13931.13                    14653.20
  1992/05/31      14185.72                    14880.34
  1992/06/30      14385.76                    15100.63
  1992/07/31      14724.35                    15400.86
  1992/08/31      14860.48                    15554.91
  1992/09/30      15033.36                    15766.06
  1992/10/31      14811.49                    15561.51
  1992/11/30      14849.30                    15502.37
  1992/12/31      15048.27                    15709.97
  1993/01/31      15348.21                    16015.53
  1993/02/28      15654.44                    16268.05
  1993/03/31      15757.26                    16332.77
  1993/04/30      15854.02                    16464.23
  1993/05/31      15865.16                    16427.68
  1993/06/30      16179.70                    16685.53
  1993/07/31      16305.01                    16726.39
  1993/08/31      16663.68                    16991.60
  1993/09/30      16711.41                    17062.15
  1993/10/31      16801.39                    17107.83
  1993/11/30      16705.19                    17012.41
  1993/12/31      16777.80                    17090.32
  1994/01/31      16954.99                    17280.16
  1994/02/28      16627.29                    17024.59
  1994/03/31      16305.22                    16743.65
  1994/04/30      16240.39                    16629.70
  1994/05/31      16184.35                    16640.86
  1994/06/30      16179.86                    16643.15
  1994/07/31      16333.40                    16882.72
  1994/08/31      16331.46                    16935.51
  1994/09/30      16250.40                    16779.69
  1994/10/31      16251.39                    16777.40
  1994/11/30      16297.98                    16701.27
  1994/12/31      16363.98                    16760.40
  1995/01/31      16541.85                    17042.86
  1995/02/28      16746.36                    17396.39
  1995/03/31      16831.94                    17495.88
  1995/04/30      16997.88                    17711.85
  1995/05/31      17413.09                    18247.34
  1995/06/30      17516.12                    18369.67
  1995/07/31      17506.75                    18372.21
  1995/08/31      17647.26                    18539.45
  1995/09/30      17771.52                    18673.71
  1995/10/31      17949.89                    18881.81
  1995/11/30      18160.34                    19130.02
  1995/12/31      18359.36                    19330.51
  1996/01/31      18511.10                    19497.25
  1996/02/29      18282.41                    19268.33
  1996/03/31      18211.60                    19169.10
  1996/04/30      18119.57                    19101.34
  1996/05/31      18097.44                    19086.87
  1996/06/30      18263.16                    19289.65
  1996/07/31      18311.02                    19347.00
  1996/08/31      18341.71                    19362.23
  1996/09/30      18542.51                    19632.01
  1996/10/31      18835.87                    19978.94
  1996/11/30      19053.16                    20242.37
  1996/12/31      18949.60                    20112.68
  1997/01/31      19029.75                    20190.85
  1997/02/28      19047.70                    20229.42
  1997/03/31      18929.15                    20089.84
  1997/04/30      19138.01                    20325.86
  1997/05/31      19257.92                    20494.63
  1997/06/30      19448.59                    20681.67
  1997/07/31      19805.22                    21102.45
  1997/08/31      19729.72                    20996.37
  1997/09/30      19933.57                    21240.51
  1997/10/31      20122.90                    21475.78
  1997/11/30      20160.27                    21523.23
  1997/12/31      20314.51                    21695.30
  1998/01/31      20561.91                    21979.54
  1998/02/28      20552.59                    21962.79
  1998/03/31      20630.19                    22033.35
  1998/04/30      20704.78                    22143.75
  1998/05/29      20859.77                    22306.17
IMATRL PRASUN   SHR__CHT 19980531 19980605 161130 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Bond Fund - Class A on May 31, 1988, and the current 3.75% sales charge was paid. As the chart shows, by May 31, 1998, the value of the investment would have grown to $20,860 - a 108.60% increase on the initial investment. For comparison, look at how the Lehman Brothers Intermediate Government/Corporate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,306 - a 123.06% increase. UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL
DO TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN THE
OPPOSITE DIRECTION OF INTEREST
RATES. IN TURN, THE SHARE PRICE,
RETURN AND YIELD OF A FUND THAT
INVESTS IN BONDS WILL VARY. THAT
MEANS IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN
RIDE OUT THE MARKET'S UPS AND
DOWNS, YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
                 SIX MONTHS  YEAR ENDED    SEPTEMBER 3, 1996
                 ENDED       NOVEMBER 30,  (COMMENCEMENT OF
                 MAY 31,                   SALE OF CLASS A
                                           SHARES) TO
                                           NOVEMBER 30,

                 1998        1997          1996

DIVIDEND RETURN  2.81%       6.09%         1.51%

CAPITAL RETURN   0.66%       -0.28%        2.32%

TOTAL RETURN     3.47%       5.81%         3.83%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED MAY 31, 1998  PAST 1       PAST 6        PAST 1
                            MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE         4.93(CENTS)  29.27(CENTS)  59.44(CENTS)

ANNUALIZED DIVIDEND RATE    5.47%        5.53%         5.62%

30-DAY ANNUALIZED YIELD     5.10%        -             -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average net asset value of $10.61 over the past one month, $10.62 over the past six months and $10.57 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's 3.75% sales charge.
ADVISOR INTERMEDIATE BOND FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class T shares took place on September 10, 1992. Class T shares bear a 0.25% 12b-1 fee that is reflected in returns after September 10, 1992. Returns prior to that date are those of the Institutional Class, the original class of the fund which does not bear a 12b-1 fee. Had Class T's 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1998            PAST 6  PAST 1   PAST 5   PAST 10
                                      MONTHS  YEAR     YEARS    YEARS

FIDELITY ADV INT BOND - CL T          3.43%   8.14%    31.36%   116.52%

FIDELITY ADV INT BOND - CL T          0.59%   5.17%    27.74%   110.56%
 (INCL. 2.75% SALES CHARGE)

LB INT GOVT/CORP BOND                 3.64%   8.84%    35.78%   123.06%

SHORT-INTERMEDIATE INVESTMENT GRADE   3.23%   7.56%    31.14%   108.71%
 DEBT FUNDS AVERAGE

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Lehman Brothers Intermediate Government/Corporate Bond Index - a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and 10 years. To measure how Class T's performance stacked up against its peers, you can compare it to the short-intermediate investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 98 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1998            PAST 1  PAST 5  PAST 10
                                      YEAR    YEARS   YEARS

FIDELITY ADV INT BOND - CL T          8.14%   5.61%   8.03%

FIDELITY ADV INT BOND - CL T          5.17%   5.02%   7.73%
 (INCL. 2.75% SALES CHARGE)

LB INT GOVT/CORP BOND                 8.84%   6.31%   8.35%

SHORT-INTERMEDIATE INVESTMENT GRADE   7.56%   5.56%   7.62%
 DEBT FUNDS AVERAGE

AVERAGE ANNUAL TOTAL RETURNS take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.
$10,000 OVER 10 YEARS
             FA Intermed Bond -CL T      LB Intermediate Govt/Corp
             00287                       LB007
  1988/05/31       9725.00                    10000.00
  1988/06/30       9904.96                    10159.38
  1988/07/31       9894.59                    10137.81
  1988/08/31       9922.60                    10153.03
  1988/09/30      10105.86                    10329.16
  1988/10/31      10241.29                    10469.51
  1988/11/30      10178.06                    10380.17
  1988/12/31      10187.42                    10389.31
  1989/01/31      10298.26                    10498.44
  1989/02/28      10273.87                    10455.04
  1989/03/31      10314.47                    10500.22
  1989/04/30      10487.97                    10710.10
  1989/05/31      10685.22                    10922.77
  1989/06/30      10945.56                    11198.13
  1989/07/31      11177.12                    11428.06
  1989/08/31      11026.17                    11280.36
  1989/09/30      11078.22                    11333.65
  1989/10/31      11309.37                    11573.23
  1989/11/30      11402.39                    11683.88
  1989/12/31      11421.19                    11715.86
  1990/01/31      11307.59                    11640.74
  1990/02/28      11344.79                    11683.12
  1990/03/31      11328.92                    11698.35
  1990/04/30      11255.68                    11657.74
  1990/05/31      11523.02                    11508.01
  1990/06/30      11677.08                    12073.45
  1990/07/31      11832.98                    12240.95
  1990/08/31      11734.20                    12190.70
  1990/09/30      11820.94                    12284.85
  1990/10/31      11932.34                    12427.48
  1990/11/30      12138.89                    12179.78
  1990/12/31      12324.88                    12788.62
  1991/01/31      12416.51                    12918.31
  1991/02/28      12516.08                    13021.60
  1991/03/31      12595.38                    13110.17
  1991/04/30      12735.86                    13253.05
  1991/05/31      12803.80                    13334.52
  1991/06/30      12807.65                    13343.91
  1991/07/31      12951.70                    13492.63
  1991/08/31      13223.61                    13750.22
  1991/09/30      13469.22                    13986.75
  1991/10/31      13628.60                    14146.38
  1991/11/30      13758.99                    14308.81
  1991/12/31      14193.04                    14658.27
  1992/01/31      14011.43                    14525.54
  1992/02/29      14047.78                    14582.90
  1992/03/31      13997.21                    14525.54
  1992/04/30      14075.86                    14653.20
  1992/05/31      14333.11                    14880.34
  1992/06/30      14535.22                    15100.63
  1992/07/31      14877.33                    15400.86
  1992/08/31      15014.88                    15554.91
  1992/09/30      15189.55                    15766.06
  1992/10/31      14965.37                    15561.51
  1992/11/30      15003.58                    15502.37
  1992/12/31      15204.61                    15709.97
  1993/01/31      15507.67                    16015.53
  1993/02/28      15817.08                    16268.05
  1993/03/31      15920.98                    16332.77
  1993/04/30      16018.74                    16464.23
  1993/05/31      16029.99                    16427.68
  1993/06/30      16347.80                    16685.53
  1993/07/31      16474.42                    16726.39
  1993/08/31      16836.81                    16991.60
  1993/09/30      16885.04                    17062.15
  1993/10/31      16975.95                    17107.83
  1993/11/30      16878.75                    17012.41
  1993/12/31      16952.12                    17090.32
  1994/01/31      17131.15                    17280.16
  1994/02/28      16800.05                    17024.59
  1994/03/31      16474.62                    16743.65
  1994/04/30      16409.12                    16629.70
  1994/05/31      16352.50                    16640.86
  1994/06/30      16347.96                    16643.15
  1994/07/31      16503.10                    16882.72
  1994/08/31      16501.14                    16935.51
  1994/09/30      16419.23                    16779.69
  1994/10/31      16420.24                    16777.40
  1994/11/30      16467.31                    16701.27
  1994/12/31      16533.99                    16760.40
  1995/01/31      16713.71                    17042.86
  1995/02/28      16920.35                    17396.39
  1995/03/31      17006.82                    17495.88
  1995/04/30      17174.48                    17711.85
  1995/05/31      17594.01                    18247.34
  1995/06/30      17698.11                    18369.67
  1995/07/31      17688.64                    18372.21
  1995/08/31      17830.61                    18539.45
  1995/09/30      17956.16                    18673.71
  1995/10/31      18136.38                    18881.81
  1995/11/30      18349.02                    19130.02
  1995/12/31      18550.11                    19330.51
  1996/01/31      18703.42                    19497.25
  1996/02/29      18472.36                    19268.33
  1996/03/31      18400.81                    19169.10
  1996/04/30      18307.82                    19101.34
  1996/05/31      18285.46                    19086.87
  1996/06/30      18452.91                    19289.65
  1996/07/31      18501.27                    19347.00
  1996/08/31      18532.28                    19362.23
  1996/09/30      18753.40                    19632.01
  1996/10/31      19048.74                    19978.94
  1996/11/30      19285.54                    20242.37
  1996/12/31      19182.46                    20112.68
  1997/01/31      19244.17                    20190.85
  1997/02/28      19260.42                    20229.42
  1997/03/31      19140.34                    20089.84
  1997/04/30      19350.29                    20325.86
  1997/05/31      19470.70                    20494.63
  1997/06/30      19643.26                    20681.67
  1997/07/31      20021.84                    21102.45
  1997/08/31      19925.93                    20996.37
  1997/09/30      20149.65                    21240.51
  1997/10/31      20339.67                    21475.78
  1997/11/30      20357.39                    21523.23
  1997/12/31      20530.62                    21695.30
  1998/01/31      20779.59                    21979.54
  1998/02/28      20769.03                    21962.79
  1998/03/31      20846.46                    22033.35
  1998/04/30      20920.22                    22143.75
  1998/05/29      21056.24                    22306.17
IMATRL PRASUN   SHR__CHT 19980531 19980605 163934 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Bond Fund - Class T on May 31, 1988, and the current 2.75% sales charge was paid. As the chart shows, by May 31, 1998, the value of the investment would have grown to $21,056 - a 110.56% increase on the initial investment. For comparison, look at how the Lehman Brothers Intermediate Government/Corporate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,306 - a 123.06% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the share
price, return and yield of a
fund that invests in bonds will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)

TOTAL RETURN COMPONENTS
     SIX MONTHS   YEARS ENDED NOVEMBER 30,
     ENDED
     MAY 31,

     1998         1997                      1996  1995  1994  1993

DIVIDEND RETURN  2.77%  6.03%   6.49%   6.56%   5.46%   7.80%

CAPITAL RETURN   0.66%  -0.47%  -1.39%   4.87%  -7.90%   4.70%

TOTAL RETURN     3.43%  5.56%   5.10%   11.43%  -2.44%  12.50%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED MAY 31, 1998  PAST 1       PAST 6        PAST 1
                            MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE         4.90(CENTS)  28.92(CENTS)  58.80(CENTS)

ANNUALIZED DIVIDEND RATE    5.44%        5.46%         5.56%

30-DAY ANNUALIZED YIELD     5.12%        -             -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average net asset value of $10.61 over the past one month, $10.63 over the past six months and $10.57 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's 2.75% sales charge.
ADVISOR INTERMEDIATE BOND FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains
(the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance.
The initial offering of Class B shares took place on June 30, 1994.
Class B shares bear a 0.90% 12b-1 fee (1.00% prior to January 1, 1996) that is reflected in returns after June 30, 1994. Returns between September 10, 1992 (the date Class T shares were first offered) and
June 30, 1994 are those of Class T and reflect Class T's 0.25% 12b-1 fee. Returns prior to September 10, 1992 are those of the
Institutional Class, the original class of the fund which does not bear a 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B's contingent deferred sales charge included in the past six months, past one year, past five years and past 10 years total return figures are 3%, 3%, 0%
and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1998                 PAST 6  PAST 1  PAST 5  PAST 10
                                           MONTHS  YEAR    YEARS   YEARS

FIDELITY ADV INT BOND - CL B               3.19%   7.42%   27.62%  110.35%

FIDELITY ADV INT BOND - CL B               0.19%   4.42%   27.62%  110.35%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

LB INT GOVT/CORP BOND                      3.64%   8.84%   35.78%  123.06%

SHORT-INTERMEDIATE INVESTMENT GRADE        3.23%   7.56%   31.14%  108.71%
 DEBT FUNDS AVERAGE

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Lehman Brothers Intermediate Government/Corporate Bond Index - a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and 10 years. To measure how Class B's performance stacked up against its peers, you can compare it to the short-intermediate investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 98 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED  MAY 31, 1998                PAST 1  PAST 5  PAST 10
                                           YEAR    YEARS   YEARS

FIDELITY ADV INT BOND - CL B               7.42%   5.00%   7.72%

FIDELITY ADV INT BOND - CL B               4.42%   5.00%   7.72%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

LB INT GOVT/CORP BOND                      8.84%   6.31%   8.35%

SHORT-INTERMEDIATE INVESTMENT GRADE        7.56%   5.56%   7.62%
 DEBT FUNDS AVERAGE

AVERAGE ANNUAL TOTAL RETURNS take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year.
$10,000 OVER 10 YEARS
             FA Intermed Bond -CL B      LB Intermediate Govt/Corp
             00687                       LB007
  1988/05/31      10000.00                    10000.00
  1988/06/30      10185.05                    10159.38
  1988/07/31      10174.39                    10137.81
  1988/08/31      10203.19                    10153.03
  1988/09/30      10391.63                    10329.16
  1988/10/31      10530.89                    10469.51
  1988/11/30      10465.87                    10380.17
  1988/12/31      10475.49                    10389.31
  1989/01/31      10589.47                    10498.44
  1989/02/28      10564.39                    10455.04
  1989/03/31      10606.14                    10500.22
  1989/04/30      10784.55                    10710.10
  1989/05/31      10987.37                    10922.77
  1989/06/30      11255.07                    11198.13
  1989/07/31      11493.18                    11428.06
  1989/08/31      11337.96                    11280.36
  1989/09/30      11391.49                    11333.65
  1989/10/31      11629.17                    11573.23
  1989/11/30      11724.82                    11683.88
  1989/12/31      11744.15                    11715.86
  1990/01/31      11627.35                    11640.74
  1990/02/28      11665.59                    11683.12
  1990/03/31      11649.28                    11698.35
  1990/04/30      11573.96                    11657.74
  1990/05/31      11848.86                    11508.01
  1990/06/30      12007.28                    12073.45
  1990/07/31      12167.59                    12240.95
  1990/08/31      12066.01                    12190.70
  1990/09/30      12155.21                    12284.85
  1990/10/31      12269.76                    12427.48
  1990/11/30      12482.15                    12179.78
  1990/12/31      12673.40                    12788.62
  1991/01/31      12767.62                    12918.31
  1991/02/28      12870.01                    13021.60
  1991/03/31      12951.55                    13110.17
  1991/04/30      13096.00                    13253.05
  1991/05/31      13165.86                    13334.52
  1991/06/30      13169.82                    13343.91
  1991/07/31      13317.94                    13492.63
  1991/08/31      13597.54                    13750.22
  1991/09/30      13850.10                    13986.75
  1991/10/31      14013.98                    14146.38
  1991/11/30      14148.06                    14308.81
  1991/12/31      14594.39                    14658.27
  1992/01/31      14407.64                    14525.54
  1992/02/29      14445.01                    14582.90
  1992/03/31      14393.02                    14525.54
  1992/04/30      14473.90                    14653.20
  1992/05/31      14738.41                    14880.34
  1992/06/30      14946.24                    15100.63
  1992/07/31      15298.02                    15400.86
  1992/08/31      15439.46                    15554.91
  1992/09/30      15619.07                    15766.06
  1992/10/31      15388.56                    15561.51
  1992/11/30      15427.84                    15502.37
  1992/12/31      15634.57                    15709.97
  1993/01/31      15946.19                    16015.53
  1993/02/28      16264.35                    16268.05
  1993/03/31      16371.18                    16332.77
  1993/04/30      16471.71                    16464.23
  1993/05/31      16483.28                    16427.68
  1993/06/30      16810.08                    16685.53
  1993/07/31      16940.27                    16726.39
  1993/08/31      17312.92                    16991.60
  1993/09/30      17362.51                    17062.15
  1993/10/31      17455.99                    17107.83
  1993/11/30      17356.04                    17012.41
  1993/12/31      17431.48                    17090.32
  1994/01/31      17615.58                    17280.16
  1994/02/28      17275.11                    17024.59
  1994/03/31      16940.49                    16743.65
  1994/04/30      16873.13                    16629.70
  1994/05/31      16814.91                    16640.86
  1994/06/30      16810.24                    16643.15
  1994/07/31      16951.51                    16882.72
  1994/08/31      16937.06                    16935.51
  1994/09/30      16841.42                    16779.69
  1994/10/31      16814.04                    16777.40
  1994/11/30      16851.15                    16701.27
  1994/12/31      16890.81                    16760.40
  1995/01/31      17063.40                    17042.86
  1995/02/28      17264.88                    17396.39
  1995/03/31      17358.32                    17495.88
  1995/04/30      17501.93                    17711.85
  1995/05/31      17935.65                    18247.34
  1995/06/30      18047.36                    18369.67
  1995/07/31      18010.30                    18372.21
  1995/08/31      18144.98                    18539.45
  1995/09/30      18263.09                    18673.71
  1995/10/31      18436.35                    18881.81
  1995/11/30      18640.76                    19130.02
  1995/12/31      18835.08                    19330.51
  1996/01/31      18964.13                    19497.25
  1996/02/29      18737.99                    19268.33
  1996/03/31      18637.07                    19169.10
  1996/04/30      18549.53                    19101.34
  1996/05/31      18497.43                    19086.87
  1996/06/30      18674.99                    19289.65
  1996/07/31      18694.68                    19347.00
  1996/08/31      18714.80                    19362.23
  1996/09/30      18928.37                    19632.01
  1996/10/31      19234.88                    19978.94
  1996/11/30      19445.35                    20242.37
  1996/12/31      19330.07                    20112.68
  1997/01/31      19400.54                    20190.85
  1997/02/28      19406.13                    20229.42
  1997/03/31      19271.91                    20089.84
  1997/04/30      19453.67                    20325.86
  1997/05/31      19582.02                    20494.63
  1997/06/30      19744.76                    20681.67
  1997/07/31      20094.49                    21102.45
  1997/08/31      20005.21                    20996.37
  1997/09/30      20199.79                    21240.51
  1997/10/31      20379.02                    21475.78
  1997/11/30      20385.15                    21523.23
  1997/12/31      20548.14                    21695.30
  1998/01/31      20804.87                    21979.54
  1998/02/28      20783.60                    21962.79
  1998/03/31      20849.03                    22033.35
  1998/04/30      20911.56                    22143.75
  1998/05/29      21035.20                    22306.17
IMATRL PRASUN   SHR__CHT 19980531 19980605 161826 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Bond Fund - Class B on May 31, 1988. As the chart shows, by May 31, 1998 the value of the investment would have been $21,035 - a 110.35% increase on the initial investment. For comparison, look at how the Lehman Brothers Intermediate Government/Corporate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,306 - a 123.06% increase. UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL
DO TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF INTEREST
RATES. IN TURN, THE SHARE PRICE,
RETURN AND YIELD OF A FUND THAT
INVESTS IN BONDS WILL VARY. THAT
MEANS IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN
RIDE OUT THE MARKET'S UPS AND
DOWNS, YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS

                  SIX MONTHS   YEARS ENDED NOVEMBER 30,         JUNE 30, 1994
                  ENDED                                         (COMMENCEMENT
                  MAY 31,                                       OF SALE OF
                                                                CLASS B SHARES) TO
                                                                NOVEMBER 30,


                 1998           1997    1996    1995            1994

DIVIDEND RETURN  2.43%          5.30%   5.81%   5.74%           1.97%

CAPITAL RETURN   0.76%          -0.47%  -1.49%  4.88%           -1.73%

TOTAL RETURN     3.19%          4.83%   4.32%   10.62%          0.24%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED MAY 31, 1998  PAST 1       PAST 6        PAST 1
                            MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE         4.27(CENTS)  25.34(CENTS)  51.58(CENTS)

ANNUALIZED DIVIDEND RATE    4.74%        4.79%         4.88%

30-DAY ANNUALIZED YIELD     4.56%        -             -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average net asset value of $10.60 over the past one month, $10.62 over the past six months and $10.56 over the past one year you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge.
ADVISOR INTERMEDIATE BOND FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains
(the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance.
The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee that is reflected in returns after November 3, 1997. Returns between June 30, 1994 and November 3,
1997 are those of Class B and reflect Class B shares' 0.90% 12b-1 fee (1.00% prior to January 1, 1996). Returns between September 10, 1992
(the date Class T shares were first offered) and June 30, 1994 are those of Class T shares and reflect Class T shares' 0.25% 12b-1 fee. Returns prior to September 10, 1992 are those of the Institutional
Class, the original class of the fund which does not bear a 12b-1 fee.
Had Class C shares' 12b-1 fee been reflected, returns prior to
November 3, 1997 would have been lower. Class C's contingent deferred sales charge included in the past six months and past one year total return figure is 1.00%. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1998                 PAST 6  PAST 1  PAST 5  PAST 10
                                           MONTHS  YEAR    YEARS   YEARS

FIDELITY ADV INT BOND - CL C               2.94%   7.15%   27.34%  109.93%

FIDELITY ADV INT BOND - CL C               1.94%   6.15%   27.34%  109.93%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

LB INT GOVT/CORP BOND                      3.64%   8.84%   35.78%  123.06%

SHORT-INTERMEDIATE INVESTMENT GRADE        3.23%   7.56%   31.14%  108.71%
 DEBT FUNDS AVERAGE

CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to those of the Lehman Brothers Intermediate Government/Corporate Bond Index - a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and 10 years. To measure how Class C's performance stacked up against its peers, you can compare it to the short-intermediate investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 98 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1998                 PAST 1  PAST 5  PAST 10
                                           YEAR    YEARS   YEARS

FIDELITY ADV INT BOND - CL C               7.15%   4.95%   7.70%

FIDELITY ADV INT BOND - CL C               6.15%   4.95%   7.70%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

LB INT GOVT/CORP BOND                      8.84%   6.31%   8.35%

SHORT-INTERMEDIATE INVESTMENT GRADE        7.56%   5.56%   7.62%
 DEBT FUNDS AVERAGE

AVERAGE ANNUAL TOTAL RETURNS take Class C's cumulative return and show you what would have happened if Class C had performed at a constant rate each year.
$10,000 OVER 10 YEARS
             FA Intermed Bond -CL C      LB Intermediate Govt/Corp
             00524                       LB007
  1988/05/31      10000.00                    10000.00
  1988/06/30      10185.05                    10159.38
  1988/07/31      10174.41                    10137.81
  1988/08/31      10203.20                    10153.03
  1988/09/30      10391.63                    10329.16
  1988/10/31      10530.90                    10469.51
  1988/11/30      10465.88                    10380.17
  1988/12/31      10475.51                    10389.31
  1989/01/31      10589.48                    10498.44
  1989/02/28      10564.40                    10455.04
  1989/03/31      10606.15                    10500.22
  1989/04/30      10784.55                    10710.10
  1989/05/31      10987.37                    10922.77
  1989/06/30      11255.08                    11198.13
  1989/07/31      11493.19                    11428.06
  1989/08/31      11337.97                    11280.36
  1989/09/30      11391.49                    11333.65
  1989/10/31      11629.18                    11573.23
  1989/11/30      11724.83                    11683.88
  1989/12/31      11744.17                    11715.86
  1990/01/31      11627.35                    11640.74
  1990/02/28      11665.59                    11683.12
  1990/03/31      11649.29                    11698.35
  1990/04/30      11573.98                    11657.74
  1990/05/31      11848.87                    11508.01
  1990/06/30      12007.28                    12073.45
  1990/07/31      12167.60                    12240.95
  1990/08/31      12066.02                    12190.70
  1990/09/30      12155.22                    12284.85
  1990/10/31      12269.77                    12427.48
  1990/11/30      12482.15                    12179.78
  1990/12/31      12673.41                    12788.62
  1991/01/31      12767.62                    12918.31
  1991/02/28      12870.01                    13021.60
  1991/03/31      12951.55                    13110.17
  1991/04/30      13096.01                    13253.05
  1991/05/31      13165.88                    13334.52
  1991/06/30      13169.84                    13343.91
  1991/07/31      13317.96                    13492.63
  1991/08/31      13597.54                    13750.22
  1991/09/30      13850.10                    13986.75
  1991/10/31      14014.00                    14146.38
  1991/11/30      14148.07                    14308.81
  1991/12/31      14594.39                    14658.27
  1992/01/31      14406.96                    14525.54
  1992/02/29      14444.95                    14582.90
  1992/03/31      14392.78                    14525.54
  1992/04/30      14474.94                    14653.20
  1992/05/31      14740.26                    14880.34
  1992/06/30      14949.29                    15100.63
  1992/07/31      15302.20                    15400.86
  1992/08/31      15442.92                    15554.91
  1992/09/30      15619.46                    15766.06
  1992/10/31      15388.32                    15561.51
  1992/11/30      15427.76                    15502.37
  1992/12/31      15634.98                    15709.97
  1993/01/31      15947.78                    16015.53
  1993/02/28      16267.05                    16268.05
  1993/03/31      16374.00                    16332.77
  1993/04/30      16474.54                    16464.23
  1993/05/31      16486.03                    16427.68
  1993/06/30      16813.80                    16685.53
  1993/07/31      16944.42                    16726.39
  1993/08/31      17318.23                    16991.60
  1993/09/30      17367.60                    17062.15
  1993/10/31      17461.02                    17107.83
  1993/11/30      17361.00                    17012.41
  1993/12/31      17436.52                    17090.32
  1994/01/31      17621.14                    17280.16
  1994/02/28      17279.95                    17024.59
  1994/03/31      16944.56                    16743.65
  1994/04/30      16877.22                    16629.70
  1994/05/31      16818.96                    16640.86
  1994/06/30      16814.05                    16643.15
  1994/07/31      16955.64                    16882.72
  1994/08/31      16941.34                    16935.51
  1994/09/30      16845.58                    16779.69
  1994/10/31      16818.13                    16777.40
  1994/11/30      16855.45                    16701.27
  1994/12/31      16895.11                    16760.40
  1995/01/31      17068.19                    17042.86
  1995/02/28      17270.16                    17396.39
  1995/03/31      17363.81                    17495.88
  1995/04/30      17507.59                    17711.85
  1995/05/31      17942.24                    18247.34
  1995/06/30      18054.02                    18369.67
  1995/07/31      18016.74                    18372.21
  1995/08/31      18152.10                    18539.45
  1995/09/30      18270.44                    18673.71
  1995/10/31      18444.07                    18881.81
  1995/11/30      18649.06                    19130.02
  1995/12/31      18844.02                    19330.51
  1996/01/31      18973.60                    19497.25
  1996/02/29      18746.56                    19268.33
  1996/03/31      18645.48                    19169.10
  1996/04/30      18557.80                    19101.34
  1996/05/31      18505.47                    19086.87
  1996/06/30      18683.84                    19289.65
  1996/07/31      18703.97                    19347.00
  1996/08/31      18723.43                    19362.23
  1996/09/30      18937.59                    19632.01
  1996/10/31      19244.95                    19978.94
  1996/11/30      19455.94                    20242.37
  1996/12/31      19340.41                    20112.68
  1997/01/31      19411.39                    20190.85
  1997/02/28      19416.64                    20229.42
  1997/03/31      19281.96                    20089.84
  1997/04/30      19464.47                    20325.86
  1997/05/31      19593.22                    20494.63
  1997/06/30      19756.19                    20681.67
  1997/07/31      20106.78                    21102.45
  1997/08/31      20017.51                    20996.37
  1997/09/30      20212.55                    21240.51
  1997/10/31      20392.29                    21475.78
  1997/11/30      20393.23                    21523.23
  1997/12/31      20552.54                    21695.30
  1998/01/31      20787.66                    21979.54
  1998/02/28      20747.69                    21962.79
  1998/03/31      20811.36                    22033.35
  1998/04/30      20872.03                    22143.75
  1998/05/29      20993.48                    22306.17
IMATRL PRASUN   SHR__CHT 19980531 19980615 115924 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Bond Fund - Class C on May 31, 1988. As the chart shows, by May 31, 1998 the value of the investment would have been $20,993 - a 109.93% increase on the initial investment. For comparison, look at how the Lehman Brothers Intermediate Government/Corporate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,306 - a 123.06% increase. UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE MONEY.
BUT IF YOU CAN RIDE OUT THE
MARKET'S UPS AND DOWNS, YOU
MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
                 SIX MONTHS  NOVEMBER 3, 1997
                 ENDED       (COMMENCEMENT OF
                 MAY 31,     SALE OF CLASS C
                             SHARES) TO
                             NOVEMBER 30,

                 1998        1997

DIVIDEND RETURN  2.37%       0.34%

CAPITAL RETURN   0.57%       -0.09%

TOTAL RETURN     2.94%       0.25%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.
DIVIDENDS AND YIELD
PERIOD ENDED MAY 31, 1998  PAST 1       PAST 6        LIFE OF
                           MONTH        MONTHS        CLASS

DIVIDENDS PER SHARE        4.17(CENTS)  24.84(CENTS)  28.46(CENTS)

ANNUALIZED DIVIDEND RATE   4.63%        4.69%         4.66%

30-DAY ANNUALIZED YIELD    -            -             -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. The annual dividend rate is based on an average net asset value of $10.60 over the past one month, $10.62 over the past six months and $10.62 over the life of the class. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. Yield information will be reported once Class C has a longer more stable operating history.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
A lack of inflationary pressure
resulted in a relatively favorable
investing climate for bonds during
the six months that ended May 31,
1998. The Lehman Brothers
Aggregate Bond Index - a broad
gauge of the U.S. taxable
investment-grade bond market -
returned 4.09% during this period.
Global volatility and historically low
interest rates were the main stories
in late 1997. As financial problems
in Asia came to a head, wary stock
investors sought investments
offering lower volatility - helping
the U.S. bond market. The
Lehman Brothers Corporate Bond
Index returned 4.48% for the six
months. Corporate bonds benefited
from continued economic growth
and demand for yield, although they
faltered somewhat in January 1998
when investors feared a slowdown
in demand in Asia would eat into
corporate earnings.
Mortgage-backed bonds
performed well during the period, as
relative interest-rate stability
generally cancelled out increased
mortgage prepayment activity
caused by low interest-rate levels.
The Lehman Brothers
Mortgage-Backed Securities Index
generated a six-month return of
3.83%. Two factors buoyed the
bond market late in the period. First,
data from the first quarter of 1998
indicated continued strong
economic growth and benign
inflation in the U.S. Second,
renewed fears of economic and
political dislocation in Asia attracted
investors to the bond market -
especially to U.S. Treasuries, which
are perceived as safe havens in
times of uncertainty. However,
corporate bonds underperformed in
May due to fears that companies
would experience earnings
slowdowns because of problems
in Asia.
An interview with Kevin Grant, Portfolio Manager of Advisor
Intermediate Bond Fund
Q. HOW DID THE FUND PERFORM, KEVIN?
A. The fund's returns were broadly in line with the intermediate-term bond market. For the six months that ended May 31, 1998, the fund's Class A, Class T, Class B and Class C shares had total returns of 3.47%, 3.43%, 3.19% and 2.94%, respectively. This compares with the 3.64% return of the Lehman Brothers Intermediate Government/Corporate Bond Index and the 3.23% return of the short-intermediate investment grade debt funds average tracked by Lipper Analytical Services over the same period. For the 12 months that ended May 31, 1998, the fund's Class A, Class T, Class B and Class C shares had total returns of 8.32%, 8.14%, 7.42% and 7.15%, respectively, while the Lehman Brothers index returned 8.84% and the return of the Lipper average was 7.56%.
Q. WHAT ROLE DOES THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX PLAY IN THE MANAGEMENT OF THE FUND?
A. The Lehman Brothers Government/Corporate Bond Index contains most U.S. government and investment-grade corporate bonds with maturities of one to 10 years. As such, it represents the overall intermediate government/corporate market. It does not include mortgage-backed securities. I make my investment decisions based on the relative value of the various sectors and securities within this market, and include mortgage-backed securities in my decision-making. If I believe a sector of the market is cheaper than other sectors, I will overweight that sector relative to the market as represented by the fund's benchmark index. If I believe the sector is especially cheap, I will be even more aggressive in my overweighting. If I don't have a particularly strong view one way or the other, I'll market-weight the sector. Additionally, I don't market-time the fund. That is, I don't change the overall interest-rate sensitivity of the fund in anticipation of changes in interest rates. Instead, I manage the fund to maintain similar overall interest-rate risk to the index.
Q. WERE THERE ANY STRATEGIES THAT HELPED PERFORMANCE DURING THE
PERIOD?
A. The fund owned some mortgage-backed securities that posted decent returns. The Lehman Brothers index does not include any mortgage securities, so any investments in mortgages will result in an overweighting in that sector. In the summer of 1997, we at Fidelity decided that the then-current prices of mortgage-backed securities did not reflect the risk that homeowners might refinance mortgages to take advantage of falling interest rates. As a result, I sold most of my mortgage-related investments, retaining only seasoned mortgages - or mortgages that were 10 years or older and had relatively little prepayment risk - the risk that they might be refinanced. Prepayment can be a negative for investors in mortgage-backed securities, because it disrupts their income stream and may force them to reinvest the proceeds in securities offering lower current yield. When interest rates experienced dramatic declines in December 1997 and early January 1998, investors in the mortgage market feared potential prepayments so the prices of mortgage securities fell. At that point, I dedicated an additional 10% of portfolio investments to mortgage securities that had become attractively priced. I saw two major benefits. First, when I buy a bond that has cheapened, I get a yield pickup versus what I had sold, Treasuries in this case. Remember, bond yields move in the opposite direction of bond prices. Second, I expected that the market would recover, figuring I would eventually have the opportunity for price appreciation. At the close of the six-month period, the fund had 19.4% of portfolio investments in mortgage-backed securities. About 10% were in core, seasoned holdings that carried little prepayment risk. The remaining were in newer mortgages in which I invested opportunistically because of cheaper prices. This strategy has helped fund performance.
Q. IN ADDITION TO THE EMPHASIS ON MORTGAGES, WERE THERE ANY OTHER NOTABLE STRATEGIES DURING THE SIX-MONTH PERIOD?
A. I emphasized corporate bonds because they offered a yield advantage over Treasuries and carried relatively little credit risk in this environment. At the close of the fiscal period, about 46% of investment assets were in corporate bonds, including asset-backed securities such as credit-card receivables. This has been a good environment for corporate debt holders. In general, corporate America has been de-leveraging - or reducing its debt - in an era of cost control and consolidation.
Q. WERE THERE ANY DISAPPOINTMENTS?
A. The relative value approach I use to manage the fund works best when conditions are changing and misvaluations - or incorrect market prices for some securities - occur. Over this period, the opportunity to take advantage of misvaluations did not arise because of the unusually stable interest-rate environment.
Q. WHAT IS YOUR OUTLOOK?
A. My outlook is quite good for the bond market. The favorable conditions of the past three to four years should continue. The U.S. government surplus, the de-leveraging of Corporate America and low inflation combine to create a very good environment for bondholders. The negative effects of the Asian crisis tend to be specific to a few industries that I am avoiding.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

KEVIN GRANT ON THE EFFECTS OF
THE ASIAN FINANCIAL CRISIS ON
THE ECONOMY AND BOND
MARKET IN THE UNITED STATES:
"The real story of the global
financial markets since December
1, 1997, has been Asia and its
effects on other economies.
Essentially, a large part of the
world's gross domestic product has
been shrinking as the Asian
economies, including China, have
imploded. This has happened even
as the U.S. economy has remained
healthy, with strong employment.
Ordinarily, this strength would
create inflationary pressure, which
in turn could cause interest rates to
rise. However, the coincidence of the
Asian economic implosion has
been a powerful offset to
inflationary pressures within the
United States, for two basic reasons.
First, demand for American products
in Asia is shrinking, thereby
reducing overall demand and cost
pressures. Second, the goods that
we import from Asia now are
cheaper.
"As a result, Asia has taken the
wind out of inflation. This
environment of strong economic
growth but low inflation and falling
interest rates is very unusual. We
haven't seen anything like it since
the 1940s.
"The primary negative impact of
Asia on the U.S. economy has been
in some selected industries such as
energy, capital equipment and
semiconductors, as well as exporters
such as paper and timber companies
- areas I've avoided. On the other
hand, the effects of Asia have been
positive on retail-related industries
and on any corporations or individuals
looking to borrow money because
they've been able to borrow at lower
interest rates."
FUND FACTS
GOAL: seeks to provide a high
current income by investing in
investment-grade debt securities
START DATE: February 2, 1984
SIZE: as of May 31, 1998,
more than $487 million
MANAGER: Kevin Grant, since
1995; joined Fidelity in 1993
(checkmark)
INVESTMENT CHANGES


QUALITY DIVERSIFICATION AS OF MAY 31, 1998
(MOODY'S RATINGS)  %   % OF FUND'S INVESTMENTS
                   O   6 MONTHS AGO
                   F
                   F
                   U
                   N
                   D
                   '
                   S
                   I
                   N
                   V
                   E
                   S
                   T
                   M
                   E
                   N
                   T
                   S

AAA                5   59.1
                   7
                   .
                   5

AA                 7   10.0
                   .
                   5

A                  2   22.3
                   0
                   .
                   6

BAA                1   5.9
                   0
                   .
                   9

BA                 1   0.0
                   .
                   0

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. SECURITIES RATED AS "BA" OR BELOW WERE RATED INVESTMENT GRADE BY OTHER NATIONALLY RECOGNIZED RATING
AGENCIES OR ASSIGNED AN INVESTMENT GRADE RATING AT THE TIME OF
ACQUISITION BY FIDELITY.
AVERAGE YEARS TO MATURITY AS OF MAY 31, 1998
                                                6 MONTHS AGO

YEARS  6.0                                      5.9

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF MAY 31, 1998
                                                6 MONTHS AGO

YEARS  3.4                                      3.3

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF MAY 31, 1998* AS OF NOVEMBER 30, 1997 **

CORPORATE BONDS 45.8%
U.S. GOVERNMENT
AND AGENCY
OBLIGATIONS 25.9%
MORTGAGE-BACKED
SECURITIES 19.4%
FOREIGN GOVERNMENT
OBLIGATIONS 3.7%
OTHER 2.7%
SHORT-TERM
INVESTMENTS 2.5%
CORPORATE BONDS 42.7%
U.S. GOVERNMENT
AND AGENCY
OBLIGATIONS 29.7%
MORTGAGE-BACKED
SECURITIES 16.4%
FOREIGN GOVERNMENT
OBLIGATIONS 4.8%
OTHER 3.7%
SHORT-TERM
INVESTMENTS 2.7%
ROW: 1, COL: 1, VALUE: 2.5
ROW: 1, COL: 2, VALUE: 2.7
ROW: 1, COL: 3, VALUE: 3.7
ROW: 1, COL: 4, VALUE: 32.7
ROW: 1, COL: 5, VALUE: 25.9
ROW: 1, COL: 6, VALUE: 32.5
ROW: 1, COL: 1, VALUE: 2.7
ROW: 1, COL: 2, VALUE: 3.7
ROW: 1, COL: 3, VALUE: 4.8
ROW: 1, COL: 4, VALUE: 16.4
ROW: 1, COL: 5, VALUE: 29.7
ROW: 1, COL: 6, VALUE: 42.7
* FOREIGN
 INVESTMENTS 12.0%
** FOREIGN
 INVESTMENTS 12.0%
INVESTMENTS MAY 31, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


NONCONVERTIBLE BONDS - 45.8%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
BASIC INDUSTRIES - 1.6%
CHEMICALS & PLASTICS - 0.6%
Methanex Corp. yankee 8 7/8%, 11/15/01   $ 2,790,000 $ 2,910,389
PACKAGING & CONTAINERS - 1.0%
Owens Illinois, Inc.:
 7.15%, 5/15/05    1,500,000  1,507,500
 7.35%, 5/15/08    1,450,000  1,457,975
 7.80%, 5/15/18    1,750,000  1,785,000
  4,750,475
TOTAL BASIC INDUSTRIES   7,660,864
CONSTRUCTION & REAL ESTATE - 0.1%
REAL ESTATE INVESTMENT TRUSTS - 0.1%
Centerpoint Properties Trust 6 3/4%, 4/1/05    640,000  637,830
FINANCE - 31.4%
ASSET-BACKED SECURITIES - 13.5%
Aesop Funding II LLC 6.22%, 10/20/01 (b)     8,000,000  8,037,500
Arcadia Automobile Receivables Trust
6 1/2%, 6/17/02     5,000,000  5,032,813
Capital Equipment Receivables Trust 6.11%, 7/15/99   7,292,186
7,315,010
Chase Manhattan Corp. 5 1/2%, 2/15/01    600,000  593,004
Chase Manhattan Grantor Trust:
 6.61%, 9/15/02     1,935,676  1,952,311
 6.76%, 9/15/02    725,878  732,116
Chevy Chase Auto Receivables Trust:
 6.60%, 12/15/02    654,979  660,094
 5.90%, 7/15/03    1,884,025  1,883,142
Citibank Credit Card Master Trust I     10,000,000  10,070,313
Contimortgage Home Equity Loan Trust
6.26%, 7/15/12     5,000,000  5,003,100
Ford Credit Auto Owner Trust:
 6.40%, 5/15/02    1,460,000  1,472,235
 6.40%, 12/15/02    590,000  589,658
Ford Credit Grantor Trust 5.90%, 10/15/00    1,288,833  1,289,639
KeyCorp Auto Grantor Trust 5.80%, 7/15/00    46,331  46,322
Key Plastics, Inc. 10 1/4%, 3/15/07    1,760,000  1,765,087
MBNA Master Credit Card Trust II Class A
6.55%, 1/15/07    10,000,000  10,286,200
PNC Student Loan Trust I 6.314%, 1/25/01    5,000,000  5,031,500
SCFC Recreational Vehicle Loan Trust
7 1/4%, 9/15/06    261,838  261,184
Sears Credit Account Master Trust II
6 1/2%, 10/15/03    3,400,000  3,422,304
  65,443,532
NONCONVERTIBLE BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
FINANCE - CONTINUED
BANKS - 9.1%
ABN Amro Bank NV (Chicago) 6 5/8%, 10/31/01  $ 2,750,000 $ 2,793,533
Banc One Corp. 6.70%, 3/24/00    1,900,000  1,921,375
Bank of Boston 6.38%, 8/11/00    2,620,000  2,645,283
Banponce Financial Corp.:
 6.69%, 9/21/00    2,250,000  2,275,178
 6 3/4%, 8/9/01    3,850,000  3,904,285
Capital One Bank 7.35%, 6/20/00    5,000,000  5,107,950
Kansallis-Osake-Pankki (NY Branch) 10%, 5/1/02    650,000  733,493
Nationsbank Corp. 8 1/8%, 6/15/02    3,000,000  3,209,340
Provident Bank (Cincinnati, Ohio)
6 1/8%, 12/15/00    5,000,000  5,001,150
Skandinaviska Enskilda Banken yankee
8.45%, 5/15/02    4,600,000  4,941,780
Star Banc Corp. 6.8%, 5/1/99    2,400,000  2,420,640
Union Planters National Bank (Tenn.)
6.81%, 8/20/01    1,500,000  1,527,720
U.S. Bancorp 7 1/2%, 6/1/26    2,000,000  2,223,360
Wachovia Corp. 6.605%, 10/1/25    5,000,000  5,159,250
  43,864,337
CREDIT & OTHER FINANCE - 6.5%
Associates Corp. of North America 6 1/2%, 9/9/98   5,000,000
5,012,400
Chrysler Financial Corp. 6 3/8%, 1/28/00    2,580,000  2,596,641
Deere (John) Capital Corp. 9 5/8%, 11/1/98    2,500,000  2,536,725
Ford Motor Credit Co. 7 3/4%, 11/15/02    100,000  106,076
General Electric Capital Corp. 6.94%, 4/13/09 (a)   2,530,000
2,550,164
General Motors Acceptance Corp. 6.65%, 5/24/00   2,000,000  2,024,620
Morgan Guaranty Trust Co.
5 3/4%, 10/8/99     10,000,000  9,967,900
RBSG Capital Corp. 10 1/8%, 3/1/04    1,500,000  1,768,395
Sears, Roebuck Acceptance Corp. 6.15%, 11/15/05   5,000,000  5,036,900
  31,599,821
INSURANCE - 2.1%
Protective Life Corp. 7.95%, 7/1/04    1,000,000  1,075,690
SunAmerica, Inc. 6.20%, 10/31/99    9,300,000  9,315,903
  10,391,593
NONCONVERTIBLE BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
FINANCE - CONTINUED
SAVINGS & LOANS - 0.2%
Long Island Savings Bank 6.20%, 4/2/01   $ 900,000 $ 899,856
TOTAL FINANCE   152,199,139
INDUSTRIAL MACHINERY & EQUIPMENT - 1.3%
POLLUTION CONTROL - 1.3%
WMX Technologies, Inc. 7.10%, 8/1/26    6,000,000  6,236,340
MEDIA & LEISURE - 1.0%
BROADCASTING - 1.0%
TCI Communications, Inc. 8 3/4%, 8/1/15    4,000,000  4,693,960
NONDURABLES - 1.3%
TOBACCO - 1.3%
Philip Morris Companies, Inc. 6.95%, 6/1/06    6,000,000  6,174,360
RETAIL & WHOLESALE - 0.4%
GENERAL MERCHANDISE STORES - 0.4%
Penney (J.C.) Co., Inc. 6.95%, 4/1/00    1,800,000  1,831,248
TECHNOLOGY - 2.5%
COMPUTER SERVICES & SOFTWARE - 1.0%
First Data Corp. 6 5/8%, 4/1/03    5,000,000  5,094,950
ELECTRONICS - 1.5%
Motorola, Inc. 6 1/2%, 9/1/25    2,000,000  2,062,700
Texas Instruments, Inc. 6 7/8%, 7/15/00    5,000,000  5,092,050
  7,154,750
TOTAL TECHNOLOGY   12,249,700
UTILITIES - 6.2%
CELLULAR - 1.0%
AirTouch Communications, Inc. 6.35%, 6/1/05    5,000,000  4,997,200
ELECTRIC UTILITY - 3.6%
Avon Energy Partners Holdings:
 7.05%, 12/11/07 (b)    5,000,000  5,189,100
 6.46%, 3/4/08 (b)    2,000,000  1,985,420
British Columbia Hydro & Power Authority yankee
12 1/2%, 1/15/14    940,000  1,010,979
NONCONVERTIBLE BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
UTILITIES - CONTINUED
ELECTRIC UTILITY - CONTINUED
DR Investment yankee 7.10%, 5/15/02 (b)    $ 5,000,000 $ 5,125,938
Israel Electric Corp. Ltd. 7 3/4%, 12/15/27 (b)     3,840,000
3,925,210
Virginia Electric & Power Co. 1st & ref. mtg.,
7 3/8%, 7/1/02    150,000  156,845
  17,393,492
TELEPHONE SERVICES - 1.6%
Cable & Wireless Communications PLC
6 3/8%, 3/6/03    2,090,000  2,092,696
Teleport Communications Group, Inc.
11 1/8%, 7/1/07 (a)    1,800,000  1,552,500
WorldCom, Inc. 7 3/4%, 4/1/07     4,000,000  4,320,600
  7,965,796
TOTAL UTILITIES   30,356,488
TOTAL NONCONVERTIBLE BONDS
(Cost $217,543,093)   222,039,929
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 25.9%
U.S. TREASURY OBLIGATIONS - 17.2%
12 3/4%, 11/15/10 (callable)    2,498,000  3,543,638
7 7/8%, 8/15/01    1,595,000  1,699,664
6 3/8%, 9/30/01    76,500,000  78,233,490
TOTAL U.S. TREASURY OBLIGATIONS   83,476,792
U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.7%
Farm Credit System Financial Assistance Corporation
9 3/8%, 7/21/03    1,800,000  2,080,116
Federal Home Loan Bank:
 7.31%, 6/16/04    3,830,000  4,109,475
 7.38%, 8/5/04    1,930,000  2,080,173
 7.70%, 9/20/04    1,250,000  1,371,088
Fannie Mae:
 6.15%, 1/13/00    1,100,000  1,107,733
 6.72%, 8/1/05    2,230,000  2,335,568
Freddie Mac:
 5.035%, 4/28/03    15,000,000  14,920,500
 8.115%, 1/31/05    5,460,000  6,127,157
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
Government Trust Certificates (assets of Trust guaranteed
by U.S. Government through Defense Security
Assistance Agency) Class 2-E, 9.40%, 5/15/02   $ 784,950 $ 831,592
Guaranteed Export Trust Certificates (assets of Trust
guaranteed by U.S. Government through
 Export-Import Bank):
   Series 1994-A, 7.12%, 4/15/06    302,078  315,702
   Series 1994-C, 6.61%, 9/15/99    40,609  40,776
U.S. Department of Housing and Urban Development
Government guaranteed participation certificates:
  Series 1995-A, 8.24%, 8/1/04    1,030,000  1,151,489
  Series 1996-A, 6.92%, 8/1/04    5,360,000  5,631,538
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS   42,102,907
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $124,611,182)   125,579,699
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 14.2%
FANNIE MAE - 8.7%
5 1/2%, 5/1/03 to 5/1/26   $ 3,663,579 $ 3,593,258
6%, 5/1/01 to 4/1/13    26,795,227  26,490,118
6 1/2%, 10/1/27 to 4/1/28     6,005,943  5,970,268
9 1/2%, 2/1/25    3,110,538  3,357,390
10%, 1/1/20     85,033  93,669
10 1/2%, 7/1/11 to 8/1/20    434,874  484,762
11%, 8/1/15     1,974,470  2,195,669
12 1/2%, 2/1/11 to 4/1/15    96,662  113,557
   42,298,691
FREDDIE MAC - 1.1%
5 1/2%, 12/1/02 to 6/1/03     1,973,408  1,936,979
7%, 11/1/00 to 7/1/01     2,263,772  2,290,539
9 1/2%, 1/1/17     14,870  15,940
10%, 4/1/05 to 8/1/10    359,764  384,091
10 1/4%, 12/1/09     35,744  38,789
10 1/2%, 5/1/21    676,553  744,513
11%, 12/1/11    36,388  40,678
11 1/2%, 10/1/15    117,664  132,629
11 3/4%, 10/1/10    40,057  44,919
  5,629,077
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 4.4%
7%, 11/1/22 to 11/1/27   $ 4,796,729 $ 4,881,203
8%, 2/1/02 to 6/1/25    3,697,225  3,812,064
8 1/2%, 4/1/17 to 12/1/21    647,035  687,581
9%, 5/1/16 to 4/1/18    2,901,000  3,138,833
10%, 11/1/09 to 1/1/26    3,609,363  3,992,427
11%, 12/1/09 to 10/1/20    979,985  1,081,193
11 1/2%, 1/1/13 to 2/1/19    3,082,087  3,501,196
   21,094,497
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $70,399,574)   69,022,265
U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS - 2.6%
Freddie Mac:
planned amortization class:
 Series 1645 Class ZA, 5 1/2%, 4/15/05    11,453,091  11,345,716
 sequential pay Series 1838 Class A,
 6 1/2%, 12/15/02    1,024,880  1,024,079
TOTAL U.S. GOVERNMENT AGENCY -
COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $12,142,244)   12,369,795
COMMERCIAL MORTGAGE SECURITIES - 2.6%
BKB Commercial Mortgage Trust Series 1997-C1
Class B, 7.218%, 2/25/43 (b)(c)    3,207,565  3,201,551
CBM Funding Corp. sequential pay Series 1996-1
Class A-1, 7.55%, 7/1/99    88,992  89,979
CS First Boston Mortgage Securities Corp.
Series 1995-WF1 Class A-2, 6.648%, 12/21/27   5,000,000  5,015,625
Equitable Life Assurance Society of the United States
(The) Series 1996-1 Class C1,
7.52%, 5/15/06 (b)    1,000,000  1,059,780
Thirteen Affiliates of General Growth Properties, Inc.
sequential pay Series A-2,
6.602%, 11/15/12 (b)    2,500,000  2,553,350
Wells Fargo Capital Markets Apartment Financing
Trust 6.56%,12/29/05 (b)    935,450  952,073
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $12,700,677)   12,872,358
FOREIGN GOVERNMENT OBLIGATIONS - 3.7%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
Alberta Province yankee 9 1/4%, 4/1/00   $ 2,200,000 $ 2,322,607
Canadian Government 6 1/8%, 7/15/02    5,000,000  5,059,000
Manitoba Province yankee 6 7/8%, 9/15/02    5,000,000  5,150,650
Quebec Province yankee 6.86%, 4/15/26 (a)    5,000,000  5,215,750
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $17,263,284)   17,748,007
SUPRANATIONAL OBLIGATIONS - 2.2%
Inter American Development Bank yankee
6.29%, 7/16/27
(Cost $9,937,100)    10,000,000  10,444,000
CERTIFICATES OF DEPOSIT - 0.5%
Canadian Imperial Bank of Commerce
NY Branch yankee 6.20%, 8/1/00
(Cost $2,503,750)    2,500,000  2,511,750
CASH EQUIVALENTS - 2.5%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.54%, dated
5/29/98 due 6/1/98   $ 12,105,590  12,100,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $479,200,904)  $ 484,687,803
LEGEND
(d) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $31,829,921 or 6.5% of net assets.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 83.9% AAA, AA, A 83.3%
Baa 10.9% BBB  8.9%
Ba 1.0% BB  1.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government.
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States   87.8%
Canada   5.0
United Kingdom   2.6
Multi-National    2.2
Sweden    1.0
Others (individually less than 1%)   1.4
TOTAL  100.0%
INCOME TAX INFORMATION
At May 31, 1998, the aggregate cost of investment securities for income tax purposes was $479,200,904. Net unrealized appreciation aggregated $5,486,899, of which $6,405,981 related to appreciated investment securities and $919,082 related to depreciated investment securities.
At November 30, 1997, the fund had a capital loss carryforward of approximately $15,259,000 of which $2,841,000, $1,035,000, $134,000,
$9,840,000 and $1,409,000 will expire on November 30, 1998, 1999,
2002, 2004 and 2005, respectively.
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                               MAY 31, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                 $ 484,687,803
AGREEMENTS OF $12,100,000) (COST $479,200,904) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                      314

RECEIVABLE FOR INVESTMENTS SOLD                                           8,260,306

RECEIVABLE FOR FUND SHARES SOLD                                           880,119

INTEREST RECEIVABLE                                                       5,511,206

PREPAID EXPENSES                                                          6,064

 TOTAL ASSETS                                                             499,345,812

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                           $ 9,980,756

PAYABLE FOR FUND SHARES REDEEMED                             1,337,913

DISTRIBUTIONS PAYABLE                                        569,012

ACCRUED MANAGEMENT FEE                                       175,384

DISTRIBUTION FEES PAYABLE                                    79,041

OTHER PAYABLES AND ACCRUED EXPENSES                          131,447

 TOTAL LIABILITIES                                                        12,273,553

NET ASSETS                                                               $ 487,072,259

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                          $ 497,065,667

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                          (1,795,502)

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                     (13,684,805)
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                 5,486,899

NET ASSETS                                                               $ 487,072,259


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 MAY 31, 1998 (UNAUDITED)

CALCULATION OF MAXIMUM OFFERING PRICE                            $10.63
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($6,961,871 (DIVIDED BY) 655,054 SHARES)

MAXIMUM OFFERING PRICE PER SHARE                                 $11.04
(100/96.25 OF $10.63)

CLASS T:                                                         $10.63
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($276,826,733 (DIVIDED BY) 26,040,177 SHARES)

MAXIMUM OFFERING PRICE PER SHARE                                 $10.93
(100/97.25 OF $10.63)

CLASS B:                                                         $10.62
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($26,497,208 (DIVIDED BY) 2,494,459 SHARES) A

CLASS C:                                                         $10.62
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($2,538,931 (DIVIDED BY) 238,994 SHARES) A

INSTITUTIONAL CLASS:                                             $10.64
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($174,247,516 (DIVIDED BY) 16,379,689 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                                           SIX MONTHS ENDED MAY 31, 1998 (UNAUDITED)

INVESTMENT INCOME                                                      $ 15,692,026
INTEREST

EXPENSES

MANAGEMENT FEE                                            $ 1,053,736

TRANSFER AGENT FEES                                        468,629

DISTRIBUTION FEES                                          464,130

ACCOUNTING FEES AND EXPENSES                               98,883

NON-INTERESTED TRUSTEES' COMPENSATION                      906

CUSTODIAN FEES AND EXPENSES                                17,653

REGISTRATION FEES                                          51,041

AUDIT                                                      21,093

LEGAL                                                      1,104

INTEREST                                                   699

MISCELLANEOUS                                              2,607

 TOTAL EXPENSES BEFORE REDUCTIONS                          2,180,481

 EXPENSE REDUCTIONS                                        (30,446)     2,150,035

NET INVESTMENT INCOME                                                   13,541,991

REALIZED AND UNREALIZED GAIN (LOSS)                                     1,659,607
NET REALIZED GAIN (LOSS) ON INVESTMENT SECURITIES

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON                 1,325,839
INVESTMENT SECURITIES

NET GAIN (LOSS)                                                         2,985,446

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                        $ 16,527,437
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
                                                           SIX MONTHS ENDED   YEAR ENDED
                                                           MAY 31, 1998       NOVEMBER 30,
                                                           (UNAUDITED)        1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                 $ 13,541,991       $ 28,868,748
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                   1,659,607          (1,459,900)

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)       1,325,839          (1,414,423)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            16,527,437         25,994,425
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME    (13,338,472)       (28,478,083)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)                1,406,755          (8,667,273)

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   4,595,720          (11,150,931)

NET ASSETS

 BEGINNING OF PERIOD                                        482,476,539        493,627,470

 END OF PERIOD (INCLUDING DISTRIBUTIONS IN EXCESS OF NET   $ 487,072,259      $ 482,476,539
INVESTMENT INCOME OF $1,795,502 AND
$1,999,021, RESPECTIVELY)




FINANCIAL HIGHLIGHTS CLASS A
                                                       SIX MONTHS ENDED    YEARS ENDED
                                                       MAY 31, 1998        NOVEMBER 30,

                                                      (UNAUDITED)        1997          1996 E
SELECTED PER-SHARE DATA D

NET ASSET VALUE, BEGINNING OF PERIOD                   $ 10.560          $ 10.590      $ 10.350

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                  .292             .615          .159

 NET REALIZED AND UNREALIZED GAIN (LOSS)                .071             (.023)        .235

 TOTAL FROM INVESTMENT OPERATIONS                       .363             .592          .394

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                             (.293)           (.622)        (.154)

NET ASSET VALUE, END OF PERIOD                         $ 10.630          $ 10.560      $ 10.590

TOTAL RETURN B, C                                       3.47%            5.81%         3.83%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                $ 6,962           $ 3,819       $ 687

RATIO OF EXPENSES TO AVERAGE NET ASSETS                 .90% A, F        .90% F        .90% A, F

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS    5.56% A          5.93%         6.45% A

PORTFOLIO TURNOVER RATE                                 192% A           138%          200%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).


FINANCIAL HIGHLIGHTS - CLASS T
                              SIX MONTHS ENDED                   YEARS ENDED NOVEMBER 30,
                              MAY 31, 1998

                              (UNAUDITED)           1997       1996       1995       1994       1993
SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 10.560              $ 10.610   $ 10.760   $ 10.260   $ 11.140   $ 10.640
BEGINNING OF PERIOD

INCOME FROM INVEST-
MENT OPERATIONS

 NET INVESTMENT                .294 D               .625 D     .671 D     .649       .609       .785
 INCOME

 NET REALIZED AND              .065                 (.058)     (.147)     .491       (.876)     .511
 UNREALIZED
 GAIN (LOSS)

 TOTAL FROM INVEST-            .359                 .567       .524       1.140      (.267)     1.296
 MENT OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT           (.289)              (.617)     (.674)     (.640)     (.555)     (.796)
 INCOME

 IN EXCESS OF NET              -                   -          -          -          (.058)     -
 INVESTMENT INCOME

 TOTAL DISTRIBUTIONS           (.289)              (.617)     (.674)     (.640)     (.613)     (.796)

NET ASSET VALUE, END          $ 10.630             $ 10.560   $ 10.610   $ 10.760   $ 10.260   $ 11.140
OF PERIOD

TOTAL RETURN B, C              3.43%               5.56%      5.10%      11.43%     (2.44)%    12.50%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END               $ 276,827            $ 278,869  $ 262,103  $ 228,439  $ 141,866  $ 59,184
OF PERIOD
(000 OMITTED)

RATIO OF EXPENSES TO           .96% A              .96%       .97%       .94% E     1.02% E    1.23%
AVERAGE NET ASSETS

RATIO OF EXPENSES TO           .96% A              .96%       .96% F     .94%       1.02%      1.23%
AVERAGE NET ASSETS
AFTER EXPENSE
REDUCTIONS

RATIO OF NET INVESTMENT        5.54% A             5.97%      6.38%      6.20%      6.04%      6.81%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE        192% A              138%       200%       189%       68%        59%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.


FINANCIAL HIGHLIGHTS - CLASS B
                                 SIX MONTHS ENDED         YEARS ENDED NOVEMBER 30,
                                 MAY 31, 1998

                                 (UNAUDITED)        1997      1996      1995      1994 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING       $ 10.540           $ 10.590  $ 10.750  $ 10.250  $ 10.430
OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME            .256 D            .551 D    .597 D    .579      .204

 NET REALIZED AND UNREALIZED      .077              (.057)    (.153)    .483      (.178)
 GAIN (LOSS)

 TOTAL FROM INVESTMENT            .333              .494      .444      1.062     .026
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME       (.253)            (.544)    (.604)    (.562)    (.187)

 IN EXCESS OF NET INTEREST        -                 -         -         -         (.019)
 INCOME

 TOTAL DISTRIBUTIONS              (.253)            (.544)    (.604)    (.562)    (.206)

NET ASSET VALUE, END OF PERIOD   $ 10.620           $ 10.540  $ 10.590  $ 10.750  $ 10.250

TOTAL RETURN B, C                 3.19%             4.83%     4.32%     10.62%    0.24%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD        $ 26,497          $ 22,201  $ 18,972  $ 15,830  $ 3,156
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE      1.65% A, F       1.65% F   1.66% F   1.70% F   1.65% A, F
NET ASSETS

RATIO OF NET INVESTMENT INCOME    4.85% A          5.27%     5.69%     5.44%     5.42% A
TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE           192% A           138%      200%      189%      68%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1994.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).


FINANCIAL HIGHLIGHTS - CLASS C
                                                                   SIX MONTHS ENDED   YEAR ENDED
                                                                   MAY 31, 1998       NOVEMBER 30,

                                                                   (UNAUDITED)        1997 E
SELECTED PER-SHARE DATA D

NET ASSET VALUE, BEGINNING OF PERIOD                               $ 10.560           $ 10.570

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                              .247              .031

 NET REALIZED AND UNREALIZED GAIN (LOSS)                            .061              (.005)

 TOTAL FROM INVESTMENT OPERATIONS                                   .308              .026

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                         (.248)            (.036)

NET ASSET VALUE, END OF PERIOD                                     $ 10.620           $ 10.560

TOTAL RETURN B, C                                                   2.94%             0.25%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                            $ 2,539            $ 160

RATIO OF EXPENSES TO AVERAGE NET ASSETS                             1.75% A, F        1.75% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS    1.75% A           1.73% A, G

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                4.78% A           4.42% A

PORTFOLIO TURNOVER RATE                                             192% A            138%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).


FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                              SIX MONTHS ENDED               YEARS ENDED NOVEMBER 30,
                              MAY 31, 1998

                              (UNAUDITED)        1997       1996       1995       1994       1993
SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 10.570           $ 10.620   $ 10.770   $ 10.270   $ 11.160   $ 10.640
BEGINNING OF PERIOD

INCOME FROM INVEST-
MENT OPERATIONS

 NET INTEREST INCOME           .309  D           .658  D    .705  D    .671       .602       .832

 NET REALIZED AND              .066              (.060)     (.151)     .499       (.833)     .531
 UNREALIZED
 GAIN (LOSS)

 TOTAL FROM INVEST-            .375              .598       .554       1.170      (.231)     1.363
 MENT OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INTEREST             (.305)            (.648)     (.704)     (.670)     (.597)     (.843)
 INCOME

 IN EXCESS OF NET              -                 -          -          -          (.062)     -
 INTEREST INCOME

 TOTAL DISTRIBUTIONS           (.305)            (.648)     (.704)     (.670)     (.659)     (.843)

NET ASSET VALUE, END          $ 10.640           $ 10.570   $ 10.620   $ 10.770   $ 10.270   $ 11.160
OF PERIOD

TOTAL RETURN B,  C             3.59%             5.86%      5.40%      11.73%     (2.10)%    13.17%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END               $ 174,248          $ 177,427  $ 211,866  $ 208,861  $ 172,122  $ 183,790
OF PERIOD
(000 OMITTED)

RATIO OF EXPENSES TO           .67% A            .67%       .66%       .67% E     .61%       .64%
AVERAGE NET ASSETS

RATIO OF NET INTEREST          5.83% A           6.27%      6.69%      6.47%      6.45%      7.41%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE        192% A            138%       200%       189%       68%        59%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Intermediate Bond Fund(the fund) is a fund of Fidelity Advisor Series IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class C and shares of Class C for distribution under federal and state securities law. These expenses are amortized over one year.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, futures and options transactions, market discount, capital loss carryforwards and losses deferred due to futures and options and wash sales.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
2. OPERATING POLICIES - CONTINUED
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $427,732,402 and $422,794,190, respectively, of which U.S. government and government agency obligations aggregated $314,812,080 and $305,701,986, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .44% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:
CLASS A    .25%

CLASS T    .50%

CLASS B    .90%*

CLASS C    1.00%**

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A
SHAREHOLDER SERVICE FEE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:
                  PAID TO    RETAINED BY
                  FDC        FDC

CLASS A           $  3,894    $ -

CLASS T            348,295      17,367

CLASS B            105,281      79,049

CLASS C              6,660       6,660

                 $ 464,130   $ 103,076

Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the
Plans:
CLASS A                $1,873

CLASS T                22,758

CLASS B                8,720

CLASS C                1,879

INSTITUTIONAL CLASS    -

SALES LOAD. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within three years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 3% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks, and other financial institutions.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
For the period, sales charge amounts paid to and retained by FDC were as follows:
                 PAID TO    RETAINED BY
                 FDC        FDC

CLASS A          $ 24,317   $ 15,077

CLASS T            36,573     18,035

CLASS B            50,417     50,417*

CLASS C               487        487*

                $ 111,794   $ 84,016

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
  BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:
                       AMOUNT     % OF
                                  AVERAGE
                                  NET ASSETS*

CLASS A                $ 6,728    .26%

CLASS T                 288,638   .20%

CLASS B                 30,578    .26%

CLASS C                 2,400     .36%

INSTITUTIONAL CLASS     140,285   .16%

                       $ 468,629

* ANNUALIZED
ACCOUNTING FEES. Fidelity Service Company Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:
                      FMR          REIMBURSEMENT
                      EXPENSE
                      LIMITATIONS

CLASS A               .90%         $ 5,706

CLASS T               1.00%         -

CLASS B               1.65%         9,938

CLASS C               1.75%         14,520

INSTITUTIONAL CLASS   .75%          -

                                   $ 30,164

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $282 under the custodian arrangement.
6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                            SIX MONTHS ENDED   YEAR ENDED
                            MAY 31,            NOVEMBER 30,

                            1998               1997 A

FROM NET INVESTMENT INCOME

CLASS A                     $ 141,634          $ 122,899

CLASS T                      7,581,212          15,434,281

CLASS B                      550,178            1,017,603

CLASS C                      31,479             312

INSTITUTIONAL CLASS          5,033,969          11,902,988

TOTAL                       $ 13,338,472       $ 28,478,083

A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                SHARES                         DOLLARS

                                SIX MONTHS      YEAR ENDED     SIX MONTHS      YEAR ENDED
                                 ENDED MAY 31,  NOVEMBER 30,    ENDED MAY 31,  NOVEMBER 30,

                                1998            1997 A         1998            1997 A



CLASS A                          383,631         455,670       $ 4,071,878     $ 4,761,173
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    11,664          10,671         123,856         111,981

SHARES REDEEMED                  (101,991)       (169,434)      (1,083,467)     (1,767,583)

NET INCREASE (DECREASE)          293,304         296,907       $ 3,112,267     $ 3,105,571

CLASS T                          6,310,723       13,128,368    $ 67,075,482    $ 137,559,201
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    649,512         1,340,839      6,903,159       14,043,998

SHARES REDEEMED                  (7,328,549)     (12,764,354)   (77,872,308)    (133,637,535)

NET INCREASE (DECREASE)          (368,314)       1,704,853     $ (3,893,667)   $ 17,965,664

CLASS B                          1,141,243       1,113,298     $ 12,124,781    $ 11,661,677
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    41,292          76,151         438,387         796,683

SHARES REDEEMED                  (793,644)       (874,566)      (8,424,810)     (9,166,397)

NET INCREASE (DECREASE)          388,891         314,883       $ 4,138,358     $ 3,291,963

CLASS C                          232,493         15,175        $ 2,468,334     $ 160,441
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    2,644           16             28,072          167

SHARES REDEEMED                  (11,334)        -              (120,313)       -

NET INCREASE (DECREASE)          223,803         15,191        $ 2,376,093     $ 160,608

INSTITUTIONAL CLASS              3,139,075       5,646,676     $ 33,381,103    $ 59,206,035
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    192,211         477,520        2,043,198       5,003,755

SHARES REDEEMED                  (3,742,449)     (9,287,961)    (39,750,597)    (97,400,869)

NET INCREASE (DECREASE)          (411,163)       (3,163,765)   $ (4,326,296)   $ (33,191,079)


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                      REGISTRATION
                      FEES

CLASS A               $ 5,706

CLASS T                12,915

CLASS B                8,807

CLASS C                13,679

INSTITUTIONAL CLASS    9,934

                      $ 51,041

9. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balance during the period for which the loan was outstanding amounted to $4,328,000. The weighted average interest rate was 5.8125%.






INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.)
Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Kevin E. Grant, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
Bank of New York
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)



FIDELITY INSTITUTIONAL
SHORT-INTERMEDIATE
GOVERNMENT FUND
SEMIANNUAL REPORT
MAY 31, 1998
CONTENTS


PRESIDENT'S MESSAGE    3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE            4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK              7   THE MANAGER'S REVIEW OF FUND
                           PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES     10  A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                           INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS            11  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                           WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS   14  STATEMENTS OF ASSETS AND LIABILITIES,
                           OPERATIONS, AND CHANGES IN NET ASSETS,
                           AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                  18  NOTES TO THE FINANCIAL STATEMENTS.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS
REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION.
SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
While low interest rates and subdued inflation provided support for stock and bond markets in the U.S. during the first five months of 1998, concerns about continuing economic and political difficulties in Asia colored their performance. The stock market reached record heights due to stronger-than-expected corporate earnings, but retreated at times when concerns surfaced about how the Asian volatility would affect business prospects. The bond market benefited from these retreats, as investors sought alternatives offering lower volatility.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $100,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past five year and past 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 1998                      PAST 6  PAST 1  PAST 5  PAST 10
                                                MONTHS  YEAR    YEARS   YEARS

FIDELITY INST SHT-INT GOVT                      3.19%   7.48%   31.21%  104.12%

LB 1-5 YEAR US GOVERNMENT BOND                  3.33%   7.67%   32.60%  109.94%

SHORT-INTERMEDIATE US GOVERNMENT FUNDS AVERAGE  3.10%   7.33%   28.69%  104.26%


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the Lehman Brothers 1-5 Year U.S. Government Bond Index - a market value weighted performance benchmark for government fixed-rate debt issues with maturities between one and five years. To measure how the fund's performance stacked up against its peers, you can compare it to the short-intermediate U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 100 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1998                      PAST 1  PAST 5  PAST 10
                                                YEAR    YEARS   YEARS

FIDELITY INST SHT-INT GOVT                      7.48%   5.58%   7.40%

LB 1-5 YEAR US GOVERNMENT BOND                  7.67%   5.81%   7.70%

SHORT-INTERMEDIATE US GOVERNMENT FUNDS AVERAGE  7.33%   5.16%   7.39%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$100,000 OVER 10 YEARS
             Inst Sht-Int               LB 1-5 US
             00662                      LB069
    1988/05/31    100000.00                  100000.00
    1988/06/30    101136.13                  101220.34
    1988/07/31    101343.20                  101140.01
    1988/08/31    101442.05                  101275.95
    1988/09/30    102706.85                  102666.21
    1988/10/31    103532.23                  103852.57
    1988/11/30    103560.60                  103302.64
    1988/12/31    103804.78                  103438.58
    1989/01/31    104695.26                  104306.72
    1989/02/28    104795.42                  104124.44
    1989/03/31    105186.99                  104526.08
    1989/04/30    106721.26                  106466.26
    1989/05/31    108251.89                  108180.92
    1989/06/30    110232.17                  110535.10
    1989/07/31    111669.76                  112459.84
    1989/08/31    111124.53                  111381.61
    1989/09/30    111774.91                  111974.79
    1989/10/31    113574.26                  113992.21
    1989/11/30    114551.24                  115064.26
    1989/12/31    115061.90                  115475.16
    1990/01/31    114964.18                  115268.17
    1990/02/28    115524.67                  115796.47
    1990/03/31    116034.44                  116037.44
    1990/04/30    116180.38                  116071.43
    1990/05/31    117934.82                  118144.46
    1990/06/30    119130.32                  119531.64
    1990/07/31    120482.05                  121138.16
    1990/08/31    120948.62                  121267.92
    1990/09/30    121766.33                  122299.80
    1990/10/31    122980.76                  123813.64
    1990/11/30    124333.08                  125250.25
    1990/12/31    125736.49                  126853.68
    1991/01/31    126881.54                  128092.56
    1991/02/28    127837.60                  128892.73
    1991/03/31    128633.72                  129692.91
    1991/04/30    129921.16                  131012.11
    1991/05/31    130878.19                  131790.66
    1991/06/30    131156.51                  132108.87
    1991/07/31    132403.99                  133421.90
    1991/08/31    134490.48                  135612.33
    1991/09/30    135619.47                  137444.39
    1991/10/31    137076.42                  139041.65
    1991/11/30    138398.37                  140611.10
    1991/12/31    141758.52                  143274.22
    1992/01/31    140408.48                  142576.00
    1992/02/29    141043.05                  142949.83
    1992/03/31    140984.54                  142625.43
    1992/04/30    142033.57                  144012.61
    1992/05/31    143844.94                  145779.78
    1992/06/30    145553.38                  147655.09
    1992/07/31    147087.53                  149925.85
    1992/08/31    148670.99                  151411.89
    1992/09/30    150491.41                  153209.96
    1992/10/31    148781.35                  151723.92
    1992/11/30    149082.29                  151220.34
    1992/12/31    150738.39                  152891.74
    1993/01/31    152532.34                  155279.91
    1993/02/28    153936.71                  157096.52
    1993/03/31    154656.39                  157643.35
    1993/04/30    155235.37                  158826.62
    1993/05/31    155567.45                  158316.86
    1993/06/30    156804.25                  159997.53
    1993/07/31    157273.33                  160287.94
    1993/08/31    158254.97                  162184.87
    1993/09/30    158633.56                  162713.17
    1993/10/31    158885.42                  163108.63
    1993/11/30    158818.89                  162762.61
    1993/12/31    159581.24                  163408.30
    1994/01/31    161040.10                  164749.13
    1994/02/28    159656.61                  163108.63
    1994/03/31    156980.75                  161514.46
    1994/04/30    156173.38                  160581.44
    1994/05/31    156333.28                  160751.36
    1994/06/30    156518.43                  160995.43
    1994/07/31    158249.16                  162762.61
    1994/08/31    158683.77                  163269.28
    1994/09/30    157970.57                  162398.05
    1994/10/31    158267.29                  162601.95
    1994/11/30    157698.38                  161789.42
    1994/12/31    158212.93                  162144.71
    1995/01/31    160457.00                  164607.02
    1995/02/28    163140.57                  167393.72
    1995/03/31    163962.02                  168323.65
    1995/04/30    165788.74                  170053.76
    1995/05/31    169178.01                  173946.49
    1995/06/30    170254.15                  174959.84
    1995/07/31    170661.58                  175364.56
    1995/08/31    172002.66                  176575.63
    1995/09/30    172965.48                  177564.26
    1995/10/31    174730.06                  179266.56
    1995/11/30    176292.95                  181126.42
    1995/12/31    177898.41                  182674.25
    1996/01/31    179524.80                  184311.67
    1996/02/29    178292.38                  183066.61
    1996/03/31    177858.39                  182516.68
    1996/04/30    177546.25                  182368.39
    1996/05/31    177613.62                  182491.97
    1996/06/30    179343.51                  184070.69
    1996/07/31    179962.80                  184731.83
    1996/08/31    180363.24                  185198.34
    1996/09/30    182300.84                  187209.59
    1996/10/31    184859.11                  189776.94
    1996/11/30    186626.37                  191547.21
    1996/12/31    186274.69                  191077.61
    1997/01/31    186911.27                  191942.66
    1997/02/28    187459.08                  192307.22
    1997/03/31    186731.76                  191729.49
    1997/04/30    188612.69                  193573.90
    1997/05/31    189910.44                  194970.34
    1997/06/30    191374.90                  196474.91
    1997/07/31    193866.50                  199301.78
    1997/08/31    193874.66                  199073.16
    1997/09/30    195516.68                  200883.59
    1997/10/31    197201.51                  202761.99
    1997/11/30    197810.08                  203160.53
    1997/12/31    199093.89                  204671.28
    1998/01/31    201207.01                  207019.28
    1998/02/28    201326.48                  206982.20
    1998/03/31    201982.21                  207689.69
    1998/04/30    202819.36                  208687.59
    1998/05/31    204117.96                  209935.74
$100,000 OVER 10 YEARS: Let's say hypothetically that $100,000 was invested in Fidelity Institutional Short-Intermediate Government Fund on May 31, 1988. As the chart shows, by May 31, 1998, the value of the investment would have grown to $204,118 - a 104.12% increase on the initial investment. For comparison, look at how the Lehman Brothers 1-5 Year U.S. Government Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $100,000 would have grown to $209,936 - a 109.94% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN THE OPPOSITE
DIRECTION OF INTEREST RATES. IN TURN, THE SHARE PRICE,
RETURN AND YIELD OF A FUND THAT INVESTS IN BONDS
WILL VARY. THAT MEANS IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT THE MARKET'S UPS
AND DOWNS, YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
                 SIX MONTHS         YEARS ENDED NOVEMBER 30,
                 ENDED
                 MAY 31,

                 1998        1997    1996    1995    1994    1993

DIVIDEND RETURN  3.30%       6.83%   6.90%   7.56%   6.07%   6.12%

CAPITAL RETURN   -0.11%      -0.84%  -1.04%  4.23%   -6.78%  0.41%

TOTAL RETURN     3.19%       5.99%   5.86%   11.79%  -0.71%  6.53%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.
DIVIDENDS AND YIELD
PERIODS ENDED MAY 31, 1998   PAST 1       PAST 6        PAST 1
                             MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE          5.02(CENTS)  30.66(CENTS)  61.05(CENTS)

ANNUALIZED DIVIDEND RATE     6.29%        6.52%         6.49%

30-DAY ANNUALIZED YIELD      6.00%        -             -

DIVIDENDS per share show the income paid by the fund for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average net asset value of $9.40 over the past one month, $9.43 over the past six months and $9.41 over the past one year, you can compare the fund's income over these three periods.
The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
A lack of inflationary pressure resulted in a relatively
favorable investing climate for bonds during the six
months that ended May 31, 1998. The Lehman
Brothers Aggregate Bond Index - a broad gauge of
the U.S. taxable investment-grade bond market -
returned 4.09% during this period. Global volatility
and historically low interest rates were the main
stories in late 1997. As financial problems in Asia
came to a head, wary stock investors sought
investments offering lower volatility - helping the
U.S. bond market. The Lehman Brothers Corporate
Bond Index returned 4.48% for the six months.
Corporate bonds benefited from continued economic
growth and demand from yield, although they
faltered somewhat in January 1998 when investors
feared a slowdown in demand from Asia would eat into
corporate earnings. Mortgage-backed bonds
performed well during the period, as relative
interest-rate stability generally cancelled out
increased mortgage prepayment activity caused by
low interest-rate levels. The Lehman Brothers
Mortgage-Backed Securities Index generated a
six-month return of 3.83%. Two factors buoyed the
bond market late in the period. First, data from the
first quarter of 1998 indicated continued strong
economic growth and benign inflation in the U.S.
Second, renewed fears of economic and political
dislocation in Asia attracted investors to the bond
market - especially to U.S. Treasuries, which are
perceived as safe havens in times of uncertainty.
However, corporate bonds underperformed in May
due to fears that companies would experience
earnings slowdowns because of problems in Asia.
An interview with Curt Hollingsworth, Portfolio Manager of Fidelity Institutional Short-Intermediate Government Fund
Q. HOW DID THE FUND PERFORM, CURT?
A. For the six-month period that ended May 31, 1998, the fund provided a total return of 3.19%. To get a sense of how the fund did compared to its competitors, the short-intermediate U.S. government funds average returned 3.10% for the same six-month period, according to Lipper Analytical Services. Additionally, the Lehman Brothers 1-5 Year U.S. Government Bond Index - which tracks the types of securities in which the fund invests (except for mortgages) - returned 3.33% for the same six-month period. For the 12-month period that ended May 31, 1998, the fund returned 7.48%. That compared to the short-intermediate U.S. government funds average's one-year return of 7.33%, and the Lehman Brothers 1-5 Year U.S. Government Bond Index's one-year return of 7.67%.
Q. WHAT ROLE DOES THE LEHMAN BROTHERS 1-5 YEAR U.S. GOVERNMENT BOND INDEX PLAY IN THE MANAGEMENT OF THE FUND?
A. I use it as a representation of the overall market in which the fund invests. The index includes most of the universe of government and government agency bonds with maturities of between one and five years, other than mortgage securities. I manage the fund to have similar overall interest-rate risk to its benchmark index, but, beyond that the fund can vary significantly from the index. With respect to sector, issuer and structural composition, the fund's holdings reflect Fidelity's research conclusions on the relative values of bonds.
Q. HOW DID YOU ALLOCATE THE FUND'S INVESTMENTS OVER THE PAST SIX
MONTHS?
A. I continued to carry a larger stake than the Lehman Brothers index in agency securities, maintained a smaller weighting in Treasury securities and invested in mortgage securities, which are not included in the index. I chose to have a relatively large weighting in agency and mortgage securities because they continued to offer attractive yield advantages over Treasury securities.
Q. THE FUND'S STAKE IN AGENCY SECURITIES - WHICH MADE UP 54.3% OF INVESTMENTS ON MAY 31, 1998, - FLUCTUATED DURING THE PERIOD. WHAT PROMPTED YOU TO ALTER YOUR STAKE IN THEM?
A. During the final months of 1997, economic and currency problems in Asia prompted more investors to seek out U.S. Treasury securities, which are among the highest-quality securities in the world because they are backed by the full faith and credit of the U.S. government. As the demand for Treasuries grew, their yields fell and their prices rose. As a result, agency securities were relatively inexpensive compared to Treasury securities and their yield advantage made them an attractive choice, in my opinion. So I added some additional agency holdings at year end.
Q. HOW DID THE FUND'S AGENCY STAKE CHANGE IN 1998?
A. In the beginning of 1998, fears over the Asian turmoil faded. As a result, agency prices strengthened and their yield advantage over Treasuries diminished. To take advantage of the agency market's strength, I sold some of the fund's agency holdings to lock in their gains in January and February. In March, however, agency securities became inexpensive again and their yields became more attractive relative to Treasuries. So I added more agencies at the end of the period. As far as mortgage-backed securities were concerned, I used periods of strength and weakness in that market to buy when I thought prices were cheap and sell when I thought I could do so at a profit for the fund.
Q. WITHIN THE AGENCY SECTOR, WHICH SECURITIES DID YOU FOCUS ON?
A. I emphasized agency securities that are non-callable - those that can't be redeemed by their issuers before maturity. Securities typically are "called" - or redeemed - when interest rates fall enough so that the issuer can save money by issuing new securities at lower rates. A call is positive for issuers because it gives them the opportunity to cut their borrowing costs. But holders of callable bonds are often at a disadvantage because they may have to reinvest the proceeds from the called bonds in new, lower-yielding bonds. I prefer non-callable securities because they generally perform better than callable bonds when interest rates fall and bond prices rally, and generally fare no worse than callable bonds when interest rates rise and bond prices fall.
Q. LET'S TALK ABOUT TREASURY SECURITIES AND THE CHOICES YOU MADE THERE
 . . .
A. Within the Treasury sector, I preferred to own securities that were issued some time ago. Newly issued Treasury securities, which are known as "current" securities, typically are priced higher than older Treasuries with similar maturities. That's because current securities command a premium price for being more easily traded, or more liquid.
Q. WHAT'S YOUR OUTLOOK FOR THE BOND MARKET AND THE FUND?
A. At the end of the period, bonds were selling at prices that reflected the best-case scenario - low inflation and falling interest rates. To illustrate, the yield on a Treasury security with a two-year maturity was virtually the same as the yield on very-short-maturity securities. To me, that suggests that many investors are expecting the Federal Reserve Board to lower interest rates. If the Fed surprises investors by hiking interest rates instead, bonds could suffer. But no matter what the direction of interest rates, I'll continue to manage the fund with approximately the same interest-rate sensitivity as the short-intermediate part of the government market.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS
STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.




(solid bullet)
(solid bullet)
FUND FACTS
GOAL:
START DATE:
SIZE:
MANAGER:
(checkmark)
INVESTMENT CHANGES


COUPON DISTRIBUTION AS OF MAY 31, 1998
                   % OF FUND'S   % OF FUND'S INVESTMENTS
                   INVESTMENTS   6 MONTHS AGO

ZERO COUPON BONDS   5.4           10.1

LESS THAN 5%        0.0           0.2

 5 -  5.99%         18.7          15.4

 6 -  6.99%         21.7          15.6

 7 -  7.99%         13.7          7.1

 8 -  8.99%         14.8          21.1

 9 -  9.99%         16.1          16.9

10 - 10.99%         2.1           2.5

11 - 11.99%         4.0           4.6

12 - 12.99%         1.3           1.4

13% AND OVER        0.1           0.1

COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING SHORT-TERM INVESTMENTS.
AVERAGE YEARS TO MATURITY AS OF MAY 31, 1998
             6 MONTHS AGO

YEARS   3.6   3.5

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF MAY 31, 1998
             6 MONTHS AGO

YEARS   2.4   2.3

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF MAY 31, 1998   AS OF NOVEMBER 30, 1997
MORTGAGE-BACKED
SECURITIES 20.4%
U.S. TREASURY
OBLIGATIONS 23.2%
U.S. GOVERNMENT
AGENCY OBLIGATIONS 54.3%
SHORT-TERM
INVESTMENTS 2.1%
MORTGAGE-BACKED
SECURITIES 22.8%
U.S. TREASURY
OBLIGATIONS 18.8%
U.S. GOVERNMENT
AGENCY OBLIGATIONS 53.4%
SHORT-TERM
INVESTMENTS 5.0%
ROW: 1, COL: 1, VALUE: 2.1
ROW: 1, COL: 2, VALUE: 54.3
ROW: 1, COL: 3, VALUE: 23.2
ROW: 1, COL: 4, VALUE: 20.4
ROW: 1, COL: 1, VALUE: 5.0
ROW: 1, COL: 2, VALUE: 53.4
ROW: 1, COL: 3, VALUE: 18.8
ROW: 1, COL: 4, VALUE: 22.8
INVESTMENTS MAY 31, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS - 77.5%
 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
U.S. TREASURY OBLIGATIONS - 23.2%
 5 5/8%, 5/15/01  $ 6,100,000 $ 6,116,203
 6 1/2%, 8/31/01   23,300,000  23,907,897
 7 3/4%, 2/15/01   31,840,000  33,561,270
 8%, 8/15/99   9,000,000  9,253,080
 8 7/8%, 11/15/98   10,410,000  10,567,816
TOTAL U.S. TREASURY OBLIGATIONS   83,406,266
U.S. GOVERNMENT AGENCY OBLIGATIONS - 54.3%
Fannie Mae:
6.15%, 1/13/00   6,000,000  6,042,180
5.65%, 3/05/01   21,850,000  21,802,1496.74%, 5/13/04   1,020,000
1,063,350
Federal Agricultural Mortgage Corp.:
6.92%, 8/10/00   1,040,000  1,065,834
7.61%, 10/16/00   3,000,000  3,126,270
Federal Farm Credit Bank
5.70%, 1/18/05   1,540,000  1,507,283
Freddie Mac 5.83%, 12/24/99   13,000,000  13,018,330
Government Loan Trusts (assets of Trust
guaranteed by U.S. Government
through Agency for International
Development) 8 1/2%, 4/1/06   2,800,000  3,086,804
Government Trust Certificates
(assets of Trust guaranteed by U.S.
Government through Defense
Security Assistance Agency):
 Class 1-C, 9 1/4%, 11/15/01   30,674,475  32,617,703
 Class 2-E, 9.40%, 5/15/02   3,351,950  3,551,123
 Class T-3, 9 5/8%, 5/15/02   7,209,952  7,640,458
Guaranteed Export Trust Certificates
(assets of Trust guaranteed by
U.S. Government through
Export-Import Bank):
 Series 1993-C,
  5.20%, 10/15/04   592,800  581,609
 Series 1993-D,
  5.23%, 5/15/05   518,298  508,195
 Series 1994-A,
  7.12%, 4/15/06   1,887,989  1,973,138
 Series 1994-F,
  8.187%, 12/15/04   16,151,965  17,131,807
 Series1995-A,
  6.28%, 6/15/04   4,580,588  4,629,656

 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
Guaranteed Trade Trust Certificates
(assets of Trust guaranteed by
U.S. Government through
Export-Import Bank):
 Series 1992-A, 7.02%, 9/1/04  $ 6,781,125 $ 7,005,540
 Series 1997-A, 6.104%, 7/15/03  6,691,667  6,732,352
Housing & Urban Development
8.12%, 8/01/99   3,000,000  3,076,110
Israel Export Trust Certificates
(assets of Trust guaranteed
by U.S. Government through
Export-Import Bank)
Series 1994-1, 6.88%, 1/26/03   11,112,353  11,360,381
Overseas Private Investment Corp.
U.S. Government guaranteed
participation certificate
Series 1994-195,
6.08%, 8/15/04 (callable)  . 3,130,200  3,145,381
Private Export Funding Corp. secured:
9.10%, 10/30/98   1,100,000  1,115,301
5.65%, 3/15/03   807,857  803,761
5.80%, 2/1/04   6,010,000  6,007,776
6.86%, 4/30/04   2,340,300  2,401,637
State of Israel (guaranteed by U.S.
Government through Agency for
International Development):
 0%, 11/15/00   21,380,000  18,600,386
 0%, 11/15/01   1,040,000  856,195
 5 5/8%, 9/15/03   10,271,000  10,219,645
U.S. Department of Housing and
Urban Development government
guaranteed participation certificates:
 Series 1996-A, 6.59%, 8/1/00   620,000  629,939
 Series 1996-A, 6.67%, 8/1/01   3,600,000  3,679,452
TOTAL U.S. GOVERNMENT
 AGENCY OBLIGATIONS   194,979,745
TOTAL U.S. GOVERNMENT AND
 GOVERNMENT AGENCY OBLIGATIONS
 (Cost $278,286,260)   278,386,011
U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES - 19.0%
 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
FANNIE MAE - 7.9%
5 1/2%, 1/1/09   $ 1,830,276 $ 1,790,797
6%, 10/1/08    9,457,738  9,397,776
6 1/2%, 7/1/00 to 2/1/10    1,742,112  1,751,552
7%, 6/1/00 to 1/1/10    1,323,064  1,347,893
8%, 6/1/02 to 8/1/09    555,589  578,555
8 1/4%, 12/1/01    1,843,670  1,987,513
8 1/2%, 3/1/08 to 9/1/23    1,850,389  1,952,018
9%, 2/1/13 to 8/1/21    3,047,557  3,257,973
9 1/2%, 5/1/09 to 11/1/21    322,396  344,604
10%, 1/1/17 to 1/1/20    870,700  943,745
10 1/2%, 5/1/10 to 8/1/20    406,524  451,222
11%, 11/1/10 to 6/1/15    1,702,453  1,893,223
11 1/2%, 12/1/00 to 7/15/19    1,955,093  2,213,024
12%, 4/1/15    125,644  144,334
12 1/2%, 3/1/16    153,970  179,610
12 3/4%, 10/1/13    28,593  33,922
       28,267,761
FREDDIE MAC - 6.2%
6 1/4%, 1/1/03    1,059,825  1,060,143
6 1/2%, 7/1/03 to 5/1/08    1,060,318  1,068,643
7%, 5/1/01 to 6/1/01    539,969  546,540
7 1/2%, 11/1/12    1,788,474  1,840,447
8%, 9/1/07 to 12/1/09    2,432,362  2,521,418
8 1/2%, 5/1/06 to 6/1/14    2,355,382  2,459,252
9%, 12/1/07 to 3/1/22    1,735,575  1,849,986
9 1/2%, 1/1/17 to 2/2/23    3,472,661  3,758,190
10%, 1/1/09 to 6/1/20    921,517  997,337
10 1/4%, 12/1/09    35,114  38,106
10 1/2%, 1/1/16 to 5/1/21    2,663,552  2,969,933
11%, 12/1/11 to 1/1/19    64,906  72,784
11 1/2%, 10/1/15    84,504  95,252
12%, 9/1/11 to 11/1/19    133,499  154,133
12 1/4%, 11/1/14    63,312  74,133
12 1/2%, 8/1/10 to 6/1/19    2,437,097  2,842,234
  22,348,531

 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 4.9%
8 1/2%, 5/15/16 to 4/15/17   $ 389,367 $ 415,424
9%, 1/15/05 to 12/15/16    988,655  1,067,012
9 1/2%, 11/15/09 to 11/15/20    2,627,107  2,847,078
10%, 11/15/09 to 9/15/19    561,980  617,120
10 1/2%, 1/15/16 to 1/15/18    1,473,295  1,627,989
11%, 12/15/09 to 8/15/19    4,783,996  5,357,979
11 1/2%, 4/15/10 to 5/15/19    4,057,505  4,615,721
12%, 1/15/14 to 2/15/16    821,349  951,027
12 1/2%, 11/15/14    117,204  138,377
13%, 8/15/14 to 11/15/14    110,302  130,152
13 1/2%, 7/15/11    52,696  62,772
  17,830,651
TOTAL U.S. GOVERNMENT AGENCY -
 MORTGAGE-BACKED SECURITIES
 (Cost $67,109,500)   68,446,943
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.4%
U.S. GOVERNMENT AGENCY - 1.4%
Fannie Mae planned amortization class:
Series 1993-191 Class PE,
 5.80%, 9/25/06   2,000,000  1,995,625Series 1993-229 Class PD,
 5.60%, 7/25/06   3,000,000  2,981,250
Freddie Mac sequential pay
Series1353 Class A,
5 1/2%, 11/15/04   58,755  58,534
TOTAL COLLATERALIZED
 MORTGAGE OBLIGATIONS
 (Cost $4,986,150)   5,035,409
CASH EQUIVALENTS - 2.1%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.54%,
dated 5/29/98 due 6/1/98  $ 7,561,492  7,558,000
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $357,939,910) $ 359,426,363
INCOME TAX INFORMATION
At May 31, 1998, the aggregate cost of investment securities for income tax purposes was $357,939,910. Net unrealized appreciation aggregated $1,486,453, of which $2,822,125 related to appreciated investment securities and $1,335,672 related to depreciated investment securities.
At November 30, 1997, the fund had a capital loss carryforward of approximately $22,374,000 of which $14,816,000, $3,288,000, $4,169,000 and $101,000 will expire on November 30, 2002, 2003, 2004 and 2005, respectively.
FINANCIAL STATEMENTS





STATEMENT OF ASSETS AND LIABILITIES
                                                                                      MAY 31, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES,
AT VALUE (INCLUDING REPURCHASE
AGREEMENTS OF $7,558,000) (COST $357,939,910)                                                             $ 359,426,363
- SEE ACCOMPANYING SCHEDULE

CASH                                                                                                                302

RECEIVABLE FOR INVESTMENTS SOLD                                                                               5,872,625

RECEIVABLE FOR FUND SHARES SOLD                                                                                 598,351

INTEREST RECEIVABLE                                                                                           4,741,204

 TOTAL ASSETS                                                                                               370,638,845

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                                            $ 23,190,342

PAYABLE FOR FUND SHARES REDEEMED                                                                  212,836

DISTRIBUTIONS PAYABLE                                                                             163,182

ACCRUED MANAGEMENT FEE                                                                            128,456

OTHER PAYABLES AND ACCRUED EXPENSES                                                                 3,167

 TOTAL LIABILITIES                                                                                          23,697,983

NET ASSETS                                                                                               $ 346,940,862

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                                          $ 366,796,222

UNDISTRIBUTED NET INVESTMENT INCOME                                                                            671,324

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS                                          (22,013,137)

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                                                    1,486,453

NET ASSETS                                                                                               $ 346,940,862

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                                                   $9.41
 ($346,940,862 (DIVIDED BY) 36,871,725 SHARES)


STATEMENT OF OPERATIONS
                                                              SIX MONTHS ENDED MAY 31, 1998 (UNAUDITED)

INVESTMENT INCOME                                                                          $ 12,227,931
INTEREST

EXPENSES

MANAGEMENT FEE                                                                  $ 783,744

NON-INTERESTED TRUSTEES' COMPENSATION                                            660

 TOTAL EXPENSES BEFORE REDUCTIONS                                                784,404

 EXPENSE REDUCTIONS                                                              (22,761)   761,643

NET INVESTMENT INCOME                                                                       11,466,288

REALIZED AND UNREALIZED GAIN (LOSS)                                                         378,829
NET REALIZED GAIN (LOSS) ON INVESTMENT SECURITIES

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENT SECURITIES               (668,077)

NET GAIN (LOSS)                                                                             (289,248)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                            $ 11,177,040





STATEMENT OF CHANGES IN NET ASSETS
                                                                                 SIX MONTHS ENDED   YEAR ENDED
                                                                                 MAY 31, 1998       NOVEMBER 30,
                                                                                 (UNAUDITED)        1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                                       $ 11,466,288       $   23,268,975
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                                             378,829             (382,772)

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                                (668,077)          (2,903,614)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   11,177,040           19,982,589

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME                          (11,404,686)         (22,908,123)

SHARE TRANSACTIONS                                                                 80,820,646          148,797,833
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                                                     10,204,583           20,933,933

 COST OF SHARES REDEEMED                                                         (101,001,068)        (146,792,800)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS            (9,975,839)          22,938,966

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                         (10,203,485)          20,013,432

NET ASSETS

 BEGINNING OF PERIOD                                                              357,144,347          337,130,915

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
 INCOME OF $671,324 AND $609,722, RESPECTIVELY)                                 $ 346,940,862        $ 357,144,347

OTHER INFORMATION

 SHARES                                                                             8,568,737           15,860,798
 SOLD

  ISSUED IN REINVESTMENT OF DISTRIBUTIONS                                           1,084,676            2,231,179

  REDEMED                                                                         (10,712,900)         (15,646,982)

  NET INCREASE (DECREASE)                                                          (1,059,487)           2,444,995






FINANCIAL HIGHLIGHTS
                                                    SIX MONTHS ENDED                YEARS ENDED NOVEMBER 30,
                                                    MAY 31, 1998

                                                    (UNAUDITED)        1997       1996       1995       1994       1993
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                $ 9.420            $ 9.500    $ 9.600    $ 9.210    $ 9.890    $ 9.850

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                              .309 D             .637 D     .641       .669       .597       .654

 NET REALIZED AND UNREALIZED GAIN (LOSS)            (.012)             (.090)     (.102)     .383       (.665)     (.022)

 TOTAL FROM INVESTMENT OPERATIONS                   .297               .547       .539       1.052      (.068)     .632

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                         (.307)             (.627)     (.639)     (.662)     (.602)     (.592)

 FROM NET REALIZED GAIN                             -                  -          -          -          (.010)     -

 TOTAL DISTRIBUTIONS                                (.307)             (.627)     (.639)     (.662)     (.612)     (.592)

NET ASSET VALUE, END OF PERIOD                      $ 9.410            $ 9.420    $ 9.500    $ 9.600    $ 9.210    $ 9.890

TOTAL RETURN B, C                                   3.19%              5.99%      5.86%      11.79%     (.71)%     6.53%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD
(000 OMITTED)                                       $ 346,941          $ 357,144  $ 337,131  $ 348,570  $ 339,788  $ 344,935

RATIO OF EXPENSES TO AVERAGE NET ASSETS             .45% A             .45%       .42% E     .45%       .45%       .45%

RATIO OF EXPENSES TO AVERAGE NET ASSETS
AFTER EXPENSE REDUCTIONS                            .44% A, F          .44% F     .41% F     .45%       .45%       .45%

RATIO OF NET INVESTMENT INCOME TO
AVERAGE NET ASSETS                                  6.56% A            6.79%      6.95%      7.14%      7.06%      7.14%

PORTFOLIO TURNOVER RATE                             231% A             147%       141%       214%       303%       351%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Institutional Short-Intermediate Government Fund (the fund) is a fund of Fidelity Advisor Series IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, and capital loss carryforwards.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of long-term U.S. government and government agency obligations aggregated $407,318,377 and $396,361,588, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .45% of the fund's average net assets.
5. EXPENSE REDUCTIONS.
FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $22,761 under these arrangements.
6. BENEFICIAL INTEREST.
At the end of the period, two shareholders were each record owners of more than 10% of the total outstanding shares of the fund, totaling 35.4%.






INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, PRESIDENT
Robert C. Pozen, SENIOR VICE PRESIDENT
Fred L. Henning, Jr., VICE PRESIDENT
Dwight D. Churchill, VICE PRESIDENT
Curtis Hollingsworth, VICE PRESIDENT
Eric D. Roiter, SECRETARY
Richard A. Silver, TREASURER
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
* INDEPENDENT TRUSTEES